VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.2%
Canada: 14.1%
42,972	B2Gold Corp. (USD)	$131,494
93,899	Barrick Gold Corp. (USD)	1,720,230
189,039	First Quantum Minerals Ltd.	954,924
385,212	IAMGOLD Corp. (USD) *	878,283
467,313	Ivanhoe Mines Ltd. *	768,267
		4,453,198
China / Hong Kong: 2.8%
3,225,000	China Molybdenum Co. Ltd. † #	886,756
Egypt: 4.4%
384,974	Commercial International Bank Egypt SAE (GDR) #	1,393,250
India: 1.7%
44,479	MakeMyTrip Ltd. (USD) * †	531,746
Kenya: 10.2%
321,700	East African Breweries Ltd. #	455,518
2,548,800	Equity Group Holdings Plc	823,720
7,687,700	Safaricom Plc #	1,921,721
		3,200,959
Morocco: 16.6%
46,235	Attijariwafa Bank #	1,703,082
29,873	Bank of Africa	459,019
54,108	Banque Centrale Populaire	1,151,177
28,995	Cosumar #	503,627
111,071	Maroc Telecom #	1,398,800
		5,215,705
Nigeria: 10.4%
26,079,359	Guaranty Trust Bank Plc #	1,173,652
3,787,645	MTN Nigeria Communications Plc #	888,554
238,810	Nestle Nigeria Plc	478,872
24,760,557	Zenith Bank Ltd. #	732,434
		3,273,512
Singapore: 2.0%
6,518,100	Golden Agri-Resources Ltd. #	644,064
South Africa: 29.4%
45,246	Absa Group Ltd. #	188,504
4,190	Anglo American Platinum Ltd. #	175,277
17,703	AngloGold Ashanti Ltd. (ADR)	294,401
24,670	Aspen Pharmacare Holdings Ltd. * #	129,223
19,059	AVI Ltd. #	74,804
17,675	Bid Corp. Ltd. † #	208,632
20,000	Bidvest Group Ltd. † #	163,286
4,765	Capitec Bank Holdings Ltd. #	234,725
11,895	Clicks Group Ltd. #	171,693
16,070	Coronation Fund Managers Ltd. #	28,323
29,798	Discovery Ltd. #	130,117
16,964	Exxaro Resources Ltd. #	93,123
216,016	FirstRand Ltd. #	485,460
57,963	Fortress REIT Ltd.	32,779
12,316	Foschini Group Ltd. #	46,058
38,791	Gold Fields Ltd. (GDR)	184,257
175,611	Growthpoint Properties Ltd. †	125,882
31,525	Harmony Gold Mining Co. Ltd. (GDR) *	68,725
15,214	Hyprop Investments Ltd.	16,185
45,885	Impala Platinum Holdings Ltd. † #	191,458
36,211	Investec Plc (GBP) #	67,343
76,333	Life Healthcare Group Holdings Ltd.	78,897
23,908	Mediclinic International Plc (GBP) #	79,032
54,631	Momentum Metropolitan Holdings	47,687
13,198	Mr Price Group Ltd. #	83,871
84,018	MTN Group Ltd. † #	225,604
21,525	MultiChoice Group Ltd. * #	102,437
20,232	Naspers Ltd. #	2,879,363
25,521	Nedbank Group Ltd. #	118,763
91,391	Netcare Ltd.	76,756
21,353	Northam Platinum Ltd. * #	81,586
257,668	Old Mutual Ltd. † #	171,184
21,003	Pick n Pay Stores Ltd.	71,264
13,175	PSG Group Ltd. #	95,020
53,814	Rand Merchant Investment Holdings Ltd. † #	66,924
320,936	Redefine Properties Ltd.	42,519
27,173	Remgro Ltd. #	186,045
17,885	Resilient REIT Ltd.	31,837
44,826	RMB Holdings Ltd. #	122,745
110,821	Sanlam Ltd. #	316,027
21,105	Sappi Ltd. * #	24,977
29,183	Sasol Ltd. (ADR) * †	58,658
28,365	Shoprite Holdings Ltd.	198,523
30,723	Sibanye Stillwater Ltd. (GDR) * #	145,013
10,019	Spar Group Ltd. #	101,562
74,410	Standard Bank Group Ltd. † #	426,465
10,003	Tiger Brands Ltd. #	103,761
23,941	Truworths International Ltd.	33,485
13,643	Vodacom Group Ltd. #	89,279
46,755	Woolworths Holdings Ltd. #	72,167
		9,241,706
United Kingdom: 6.7%
70,120	Anglo American Plc #	1,226,629
199,926	Centamin Plc #	296,319
23,976	Ninety One Plc *	51,402
4,157,739	Tullow Oil Plc † #	526,907
		2,101,257
United States: 0.8%
8,191	Royal Caribbean Cruises Ltd. †	263,505
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. *	3,685
15,980	Delta Corp. Ltd. #	4,086
		7,771
Total Common Stocks (Cost: $41,428,186)		31,213,429
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2% (Cost: $691,746)
Money Market Fund: 2.2%
691,746	State Street Navigator Securities Lending Government Money Market Portfolio	691,746
Total Investments: 101.4% (Cost: $42,119,932)		31,905,175
Liabilities in excess of other assets: (1.4)%		(426,463)
NET ASSETS: 100.0%		$31,478,722

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,829,309.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,635,250 which represents 68.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	14.8%	$4,626,395
Consumer Discretionary	12.5	3,910,195
Consumer Staples	9.7	3,016,406
Energy	2.0	620,030
Financials	32.6	10,176,753
Health Care	1.2	363,908
Industrials	0.5	163,286
Materials	25.9	8,087,254
Real Estate	0.8	249,202
	100.0%	$31,213,429

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Australia: 1.9%
1,980,381	Incitec Pivot Ltd. † #	$2,444,332
1,087,604	Treasury Wine Estates Ltd. † #	6,718,982
		9,163,314
Brazil: 1.5%
1,952,000	Rumo SA *	7,395,365
Canada: 7.1%
1,027,259	Nutrien Ltd. (USD)	34,865,170
Chile: 1.1%
227,313	Sociedad Quimica y Minera de Chile SA (ADR)	5,125,908
China / Hong Kong: 2.1%
2,976,000	China Mengniu Dairy Co. Ltd. #	10,265,832
Denmark: 1.1%
84,878	Bakkafrost P/F (NOK) #	3,981,882
24,076	Schouw & Co. AB #	1,588,267
		5,570,149
Germany: 8.0%
659,920	Bayer AG #	37,618,714
339,742	K+S AG † #	1,944,717
		39,563,431
Indonesia: 0.8%
13,624,800	Charoen Pokphand Indonesia Tbk PT #	4,099,813
Israel: 0.8%
1,305,684	Israel Chemicals Ltd. (USD) †	4,008,450
Japan: 6.0%
1,682,030	Kubota Corp. #	21,308,589
68,300	Maruha Nichiro Corp. #	1,419,565
155,500	Nippon Meat Packers, Inc. † #	5,389,935
371,700	Nippon Suisan Kaisha Ltd. #	1,629,231
		29,747,320
Malaysia: 3.5%
4,888,455	IOI Corp. Bhd #	4,506,689
675,170	Kuala Lumpur Kepong Bhd #	3,274,093
998,580	PPB Group Bhd #	3,786,207
4,832,400	Sime Darby Plantation Bhd #	5,525,479
		17,092,468
Netherlands: 0.3%
119,142	OCI NV * † #	1,416,463
Norway: 5.2%
472,511	Leroy Seafood Group ASA #	2,289,891
761,656	Mowi ASA #	11,401,160
89,862	Salmar ASA #	2,943,389
293,202	Yara International ASA #	9,178,472
		25,812,912
Russia: 0.5%
227,445	PhosAgro PJSC Reg S (GDR)	2,323,300
Singapore: 2.6%
7,676,545	Golden Agri-Resources Ltd. #	758,532
5,391,051	Wilmar International Ltd. #	12,169,952
		12,928,484
Switzerland: 0.6%
11,422	Bucher Indistries AG #	2,994,840
Taiwan: 0.4%
1,413,000	Taiwan Fertilizer Co. Ltd. #	1,941,099
Thailand: 1.1%
7,480,236	Charoen Pokphand Foods (NVDR) #	5,509,145
United Kingdom: 2.8%
1,631,691	CNH Industrial NV (USD) †	9,153,787
109,373	Genus Plc #	4,412,018
		13,565,805
United States: 52.8%
89,778	AGCO Corp.	4,242,010
653,163	Archer-Daniels-Midland Co.	22,978,274
37,763	Balchem Corp.	3,727,963
195,545	Bunge Ltd.	8,023,211
236,759	CF Industries Holdings, Inc.	6,439,845
1,004,748	Corteva, Inc.	23,611,578
179,533	Darling International, Inc. *	3,441,648
250,294	Deere & Co.	34,580,619
444,014	Elanco Animal Health, Inc. *	9,941,473
165,805	FMC Corp.	13,544,610
122,458	IDEXX Laboratories, Inc. *	29,664,226
61,715	Neogen Corp. *	4,134,288
103,682	Pilgrim’s Pride Corp. *	1,878,718
26,458	Sanderson Farms, Inc.	3,262,801
522,125	The Mosaic Co.	5,649,392
145,450	Toro Co.	9,467,340
179,391	Tractor Supply Co.	15,167,509
395,552	Tyson Foods, Inc.	22,890,594
320,325	Zoetis, Inc.	37,699,049
		260,345,148
Total Common Stocks (Cost: $599,205,655)		493,734,416
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4% (Cost: $2,072,735)
Money Market Fund: 0.4%
2,072,735	State Street Navigator Securities Lending Government Money Market Portfolio	2,072,735
Total Investments: 100.6% (Cost: $601,278,390)		495,807,151
Liabilities in excess of other assets: (0.6)%		(3,010,392)
NET ASSETS: 100.0%		$492,796,759

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,799,056.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $170,517,288 which represents 34.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.1%	$15,167,509
Consumer Staples	30.3	149,733,290
Health Care	25.0	123,469,768
Industrials	18.1	89,142,550
Materials	23.5	116,221,299
	100.0%	$493,734,416

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.5%
Automobiles & Components: 1.0%
57,500	Mahle-Metal Leve SA Industria e Comercio	$194,098
99,050	Tupy SA	250,098
		444,196
Capital Goods: 0.6%
128,602	Iochpe Maxion SA	272,742
Consumer Durables & Apparel: 13.6%
66,600	Arezzo Industria e Comercio SA	472,574
169,500	Cia Hering SA	485,395
101,300	Construtora Tenda SA	401,995
423,850	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,152,595
171,800	Even Construtora e Incorporadora SA *	202,017
227,102	EZ Tec Empreendimentos e Participacoes SA	1,298,075
336,800	Grendene SA	488,078
403,000	MRV Engenharia e Participacoes SA	949,312
155,200	Vivara Participacoes SA	471,027
		5,921,068
Consumer Services: 7.8%
40,115	Afya Ltd. (USD) * †	764,592
17,230	Arco Platform Ltd. (USD) * †	728,140
129,696	Arcos Dorados Holdings, Inc. (USD)	433,185
221,450	BK Brasil Operacao E Assessoria	386,124
211,900	CVC Brasil Operadora e Agencia de Viagens SA	452,665
117,200	GAEC Educacao SA	430,131
71,075	Ser Educacional SA Reg S 144A	206,956
		3,401,793
Energy: 2.1%
119,050	Enauta Participacoes SA	209,639
29,500	Modec, Inc. #	354,151
101,550	Petro Rio SA *	326,377
		890,167
Food, Beverage & Tobacco: 7.4%
75,442	Adecoagro SA (USD) *	293,469
176,800	Camil Alimentos SA	265,059
520,500	Marfrig Alimentos SA *	886,516
398,850	Minerva SA *	610,238
243,200	Sao Martinho SA	691,768
105,350	SLC Agricola SA	460,238
		3,207,288
Health Care Equipment & Services: 9.2%
70,700	Centro de Imagem Diagnosticos SA	122,457
359,550	Fleury SA	1,400,530
48,900	Instituto Hermes Pardini SA	180,878
396,750	Odontoprev SA	1,105,625
262,950	Qualicorp SA	1,194,284
		4,003,774
Insurance: 0.4%
97,900	Wiz Solucoes e Corretagem de Seguros SA	169,946
Materials: 6.6%
454,525	Duratex SA	817,884
74,232	ERO Copper Corp. * †	557,544
376,370	Largo Resources Ltd. * †	187,209
52,036	Rhi Magnesita NV (GBP) #	1,313,877
		2,876,514
Media & Entertainment: 0.5%
87,100	Smiles Fidelidade SA	207,018
Real Estate: 7.7%
206,338	Aliansce Sonae Shopping Centers SA	1,056,290
271,550	BR Properties SA *	478,705
29,434	FII BTG Pactual Corporate Office Fund	505,908
129,250	Iguatemi Empresa de Shopping Centers SA	777,326
363,900	JHSF Participacoes SA	245,117
65,600	Log Commercial Properties E	276,484
		3,339,830
Retailing: 1.7%
133,500	C&A Modas Ltda	172,139
91,050	Grupo SBF SA *	421,598
179,800	Marisa Lojas SA *	159,173
		752,910
Semiconductor: 0.9%
16,121	SMART Global Holdings, Inc. *	391,740
Software & Services: 2.2%
197,998	Linx SA (ADR) * †	641,514
624,383	Sonda SA	327,818
		969,332
Technology Hardware & Equipment: 0.6%
19,281	Ituran Location and Control Ltd. (USD) †	273,983
Telecommunication Services: 1.7%
59,100	Jereissati Participacoes SA	232,824
1,107,993	Oi SA (ADR) * †	486,298
		719,122
Transportation: 8.2%
455,800	Cia de Locacao das Americas	920,179
131,400	Cosan Logistica SA *	422,819
300,390	EcoRodovias Infraestrutura e Logistica SA *	546,311
102,176	Gol Linhas Aereas Inteligentes SA (ADR) †	436,292
111,200	Julio Simoes Logistica SA	277,139
200,850	Movida Participacoes SA	312,711
717,350	Santos Brasil Participacoes SA	618,488
		3,533,939
Utilities: 19.3%
309,940	AES Tiete Energia SA	782,589
328,187	Alupar Investimento SA	1,421,106
94,596	Cia de Saneamento de Minas Gerais SA	744,592
401,700	Cia de Saneamento do Parana	1,843,795
322,300	Light SA	598,563
81,300	Omega Geracao SA *	425,268
514,500	Transmissora Alianca de Energia Eletrica SA	2,557,598
		8,373,511
Total Common Stocks (Cost: $56,911,806)		39,748,873
PREFERRED STOCKS: 8.4%
Banks: 0.9%
112,150	Banco ABC Brasil SA, 7.93%	285,765
130,600	Banco BMG SA Reg S 144A, 6.93%	90,735
		376,500
Capital Goods: 1.3%
705,059	Marcopolo SA, 5.38%	335,154
239,700	Randon Implementos e Participacoes SA, 6.59%	251,413
		586,567
Financials: 1.5%
287,300	Banco do Estado do Rio Grande do Sul SA, 9.88%	659,627
Materials: 2.7%
954,900	Metalurgica Gerdau SA, 2.58%	854,542
66,477	Unipar Carbocloro SA, 1.08%	307,047
		1,161,589
Utilities: 2.0%
163,850	Cia Energetica de Sao Paulo, 3.30%	847,614
Total Preferred Stocks (Cost: $3,548,151)		3,631,897
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $60,459,957)		43,380,770
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.0% (Cost: $2,155,465)
Money Market Fund: 5.0%
2,155,465	State Street Navigator Securities Lending Government Money Market Portfolio	2,155,465
Total Investments: 104.8% (Cost: $62,615,422)		45,536,235
Liabilities in excess of other assets: (4.8)%		(2,097,439)
NET ASSETS: 100.0%		$43,438,796

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,297,041.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,668,028 which represents 3.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $297,691, or 0.7% of net assets.

Summary of Investment by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	2.1%	$926,140
Consumer Discretionary	24.3	10,519,967
Consumer Staples	7.4	3,207,288
Energy	2.1	890,167
Financials	3.9	1,711,981
Health Care	9.2	4,003,774
Industrials	10.1	4,393,248
Information Technology	3.8	1,635,055
Materials	9.3	4,038,103
Real Estate	6.5	2,833,922
Utilities	21.3	9,221,125
	100.0%	$43,380,770

VANECK VECTORS CHINAAMC CSI 300 ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 2.2%
42,300	BAIC BluePark New Energy Technology Co. Ltd. * #	$35,355
27,281	Byd Co. Ltd. #	228,751
20,509	China Shipbuilding Industry Group Power Co. Ltd. * #	48,020
59,062	Chongqing Changan Automobile Co. Ltd. #	87,118
42,400	Fuyao Glass Industry Group Co. Ltd. #	113,963
36,374	Great Wall Motor Co. Ltd. #	45,220
27,680	Guangzhou Automobile Group Co. Ltd. #	40,906
47,773	Huayu Automotive Systems Co. Ltd. #	143,686
105,963	SAIC Motor Corp. Ltd. #	304,007
72,180	Zhejiang Century Huatong Group Co. Ltd. #	125,069
		1,172,095
Banks: 15.6%
1,161,200	Agricultural Bank of China Ltd. #	550,347
448,515	Bank of Beijing Co. Ltd. #	304,420
30,600	Bank of Changsha Co. Ltd. #	33,213
54,500	Bank of Chengdu Co. Ltd. #	57,540
638,800	Bank of China Ltd. #	312,478
832,816	Bank of Communications Co. Ltd. #	604,365
77,960	Bank of Guiyang Co. Ltd. #	83,787
62,160	Bank of Hangzhou Co. Ltd. #	67,157
279,900	Bank of Jiangsu Co. Ltd. #	236,302
179,871	Bank of Nanjing Co. Ltd. #	182,806
84,935	Bank of Ningbo Co. Ltd. #	274,542
215,354	Bank of Shanghai Co. Ltd. #	248,828
14,800	Bank of Xi’an Co. Ltd. #	11,429
92,900	China CITIC Bank Corp. Ltd. #	67,530
203,600	China Construction Bank Corp. #	181,260
482,700	China Everbright Bank Co. Ltd. #	244,774
312,589	China Merchants Bank Co. Ltd. #	1,411,684
752,517	China Minsheng Banking Corp. Ltd. #	603,623
186,556	Huaxia Bank Co. Ltd. #	169,483
653,704	Industrial & Commercial Bank of China Ltd. #	473,162
440,791	Industrial Bank Co. Ltd. #	982,591
294,209	Ping An Bank Co. Ltd. #	526,673
18,300	Qingdao Rural Commercial Bank Corp. #	11,241
355,918	Shanghai Pudong Development Bank Co. Ltd. #	506,997
		8,146,232
Capital Goods: 8.5%
27,100	AECC Aviation Power Co. Ltd. #	80,366
41,900	AVIC Aircraft Co. Ltd. #	92,725
8,900	AVIC Helicopter Co. Ltd. #	51,793
12,400	AVIC Shenyang Aircraft Co. Ltd. * #	49,667
25,700	Beijing New Building Materials Plc #	84,800
15,199	China Avionics Systems Co. Ltd. #	27,440
71,124	China Communications Construction Co. Ltd. #	81,829
83,700	China Gezhouba Group Co. Ltd. #	81,596
74,700	China National Chemical Engineering Co. Ltd. #	62,276
139,100	China Railway Construction Corp. Ltd. #	190,496
246,908	China Railway Group Ltd. #	185,492
277,400	China Shipbuilding Industry Co. Ltd. #	163,212
17,900	China Spacesat Co. Ltd. #	73,084
636,108	China State Construction Engineering Corp. Ltd. #	468,096
294,915	CRRC Corp. Ltd. #	269,970
48,858	Fangda Carbon New Material Co. Ltd. * #	60,978
25,800	Han’s Laser Technology Co. Ltd. #	101,418
74,300	Jiangsu Zhongtian Technology Co. Ltd. #	98,870
216,400	Metallurgical Corp of China Ltd. #	79,035
69,711	NARI Technology Co. Ltd. #	191,483
231,800	Power Construction Corp. of China Ltd. #	127,559
178,400	Sany Heavy Industry Co. Ltd. #	428,683
134,848	Shanghai Construction Group Co. Ltd. #	60,590
110,700	Shanghai Electric Group Co. Ltd. #	71,167
30,849	Shenzhen Inovance Technology Co. Ltd. #	111,359
33,089	Siasun Robot & Automation Co. Ltd. * #	62,910
48,461	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	55,412
112,107	TBEA Co. Ltd. #	114,091
145,000	Weichai Power Co. Ltd. #	240,891
142,100	XCMG Construction Machinery Co. Ltd. #	99,553
42,600	Xiamen C & D, Inc. #	45,641
83,600	Xinjiang Goldwind Science and Technology Co. Ltd. #	110,806
32,600	Zhejiang Chint Electrics Co. Ltd. #	107,842
41,882	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	93,674
39,753	Zhengzhou Yutong Bus Co. Ltd. #	76,054
157,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. #	124,929
		4,425,787
Commercial & Professional Services: 0.4%
57,441	Beijing Originwater Technology Co. Ltd. #	74,035
11,200	Shanghai M&G Stationery, Inc. #	72,642
47,000	Shanghai Yuyuan Tourist Mart Group Co. Ltd. #	48,280
		194,957
Consumer Durables & Apparel: 5.1%
145,928	Gree Electric Appliances, Inc. #	1,063,526
111,700	Haier Smart Home Co. Ltd. #	224,821
14,372	Hangzhou Robam Appliances Co. Ltd. #	57,130
147,195	Midea Group Co. Ltd. #	996,765
3,400	Oppein Home Group, Inc. #	45,036
410,000	TCL Corp. #	236,569
5,000	Zhejiang Supor Co. Ltd. #	48,421
		2,672,268
Consumer Services: 1.1%
29,600	China International Travel Service Corp. Ltd. #	277,427
39,694	Heilan Home Co. Ltd. #	35,189
20,500	Offcn Education Technology Co. Ltd. #	65,242
124,020	Shenzhen Overseas Chinese Town Co. Ltd. #	110,721
26,400	Songcheng Performance Development Co. Ltd. #	92,258
		580,837
Diversified Financials: 6.8%
66,336	Anxin Trust Co. Ltd. * #	23,633
163,086	AVIC Capital Co. Ltd. #	89,530
56,200	Bohai Capital Holding Co. Ltd. * #	22,778
75,800	Caitong Securities Co. Ltd. #	107,293
39,100	China Galaxy Securities Co. Ltd. #	51,977
9,300	China Great Wall Securities Co. Ltd. #	15,793
86,600	China Merchants Securities Co. Ltd. #	207,732
8,300	Chinalin Securities Co. Ltd. #	16,830
238,500	CITIC Securities Co. Ltd. #	740,109
13,900	CSC Financial Co. Ltd. #	60,263
41,800	Dongxing Securities Co. Ltd. #	63,685
162,820	East Money Information Co. Ltd. #	365,556
59,171	Everbright Securities Co. Ltd. #	90,893
124,250	Founder Securities Co. Ltd. #	124,753
136,250	Guotai Junan Securities Co. Ltd. #	310,259
74,530	Guoyuan Securities Co. Ltd. #	115,700
245,336	Haitong Securities Co. Ltd. #	441,351
6,300	Hithink RoyalFlush Information Network Co. Ltd. #	95,029
12,100	Hongta Securities Co, Ltd. * #	33,993
14,960	Minmetals Capital Co. Ltd. #	15,588
108,500	Orient Securities Co. Ltd. #	138,174
51,200	SDIC Capital Co. Ltd. #	87,315
273,138	Shenwan Hongyuan Group Co. Ltd. #	168,594
72,900	Sinolink Securities Co. Ltd. #	93,083
19,930	Tianfeng Securities Co. Ltd. #	14,307
39,800	Zheshang Securities Co. Ltd. #	55,828
		3,550,046
Energy: 1.9%
54,900	China Coal Energy Co. Ltd. #	30,657
17,900	China Oilfield Services Ltd. #	29,202
405,600	China Petroleum & Chemical Corp. #	252,204
99,810	China Shenhua Energy Co. Ltd. #	226,677
61,000	CNOOC Energy Technology & Services Ltd. * #	19,515
66,680	Offshore Oil Engineering Co. Ltd. #	45,631
294,400	PetroChina Co. Ltd. #	190,980
121,007	Shaanxi Coal Industry Co. Ltd. #	126,215
36,700	Shanxi Meijin Energy Co. Ltd. * #	33,375
26,900	Yanzhou Coal Mining Co. Ltd. #	32,437
		986,893
Financials: 1.9%
117,300	Changjiang Securities Co. Ltd. #	105,494
89,656	GF Securities Co. Ltd. #	171,852
60,750	Guoyuan Securities Co. Ltd. #	70,890
133,304	Huatai Securities Co. Ltd. #	321,757
141,950	Industrial Securities Co. Ltd. #	123,945
95,820	SooChow Securities Co. Ltd. #	105,492
85,028	Southwest Securities Co. Ltd. #	53,857
53,014	Western Securities Co. Ltd. #	61,348
		1,014,635
Food, Beverage & Tobacco: 13.3%
3,300	Anhui Gujing Distillery Co. Ltd. #	53,012
24,200	Foshan Haitian Flavouring and Food Co. Ltd. #	425,167
23,900	Guangdong Haid Group Co. Ltd. #	134,683
12,425	Hebei Yangyuan Zhihui Beverage Co. Ltd. #	44,500
30,167	Henan Shuanghui Investment and Development Co. Ltd. #	165,964
184,444	Inner Mongolia Yili Industrial Group Co. Ltd. #	771,262
18,199	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	213,681
15,126	Kweichow Moutai Co. Ltd. #	2,352,319
21,664	Luzhou Laojiao Co. Ltd. #	222,980
26,100	Muyuan Foodstuff Co. Ltd. #	445,814
63,600	New Hope Liuhe Co. Ltd. #	278,434
7,960	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	100,778
58,900	Tongwei Co. Ltd. #	95,669
112,185	Wens Foodstuffs Group Co. Ltd. #	507,637
58,900	Wuliangye Yibin Co. Ltd. #	948,118
116,156	Yonghui Superstores Co. Ltd. #	166,714
		6,926,732
Health Care Equipment & Services: 1.6%
36,862	Aier Eye Hospital Group Co. Ltd. #	202,416
15,100	Hangzhou Tigermed Consulting Co. Ltd. #	135,303
26,481	Huadong Medicine Co. Ltd. #	64,509
17,000	Jointown Pharmaceutical Group Co. Ltd. #	40,471
32,400	Lepu Medical Technology Beijing Co. Ltd. #	163,491
83,074	Meinian Onehealth Healthcare Holdings Co. Ltd. #	137,382
34,873	Shanghai Pharmaceuticals Holding Co. Ltd. #	95,528
		839,100
Insurance: 7.6%
50,411	China Life Insurance Co. Ltd. #	185,498
95,217	China Pacific Insurance Group Co. Ltd. #	375,213
59,900	Hubei Biocause Pharmaceutical Co. Ltd. #	49,655
24,676	New China Life Insurance Co. Ltd. #	137,167
32,200	People’s Insurance Co. Group of China Ltd. #	28,334
328,320	Ping An Insurance Group Co. of China Ltd. #	3,179,613
		3,955,480
Materials: 6.0%
198,200	Aluminum Corp. of China Ltd. * #	79,735
72,530	Angang Steel Co. Ltd. #	27,331
60,500	Anhui Conch Cement Co. Ltd. #	463,637
44,900	Baiyin Nonferrous Group Co. Ltd. * #	17,656
270,128	Baoshan Iron and Steel Co. Ltd. #	184,525
101,000	BBMG Corp. #	46,163
27,052	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	128,096
8,900	Bluestar Adisseo Co. #	14,571
63,500	China Jushi Co. Ltd. #	70,227
214,200	China Molybdenum Co. Ltd. #	103,138
66,070	China Northern Rare Earth Group High-Tech Co. Ltd. #	83,022
128,700	Hebei Iron & Steel Co. Ltd. #	38,367
63,640	Hengli Petrochemical Co. Ltd. #	110,583
33,800	Hengyi Petrochemical Co. Ltd. #	59,167
3,680	Hoshine Silicon Industry Co. Ltd. #	12,691
102,316	Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd. * #	35,232
690,860	Inner Mongolian Baotou Steel Union Co. Ltd. #	111,342
30,800	Jiangxi Copper Co. Ltd. #	54,340
23,100	Jiangxi Ganfeng Lithium Co. Ltd. #	129,588
30,500	Lomon Billions Group Co. Ltd. #	63,609
24,100	Ningxia Baofeng Energy Group Co. Ltd. #	28,394
130,000	Pangang Group Vanadium Titanium & Resources Co. Ltd. * #	40,409
57,200	Rongsheng Petro Chemical Co. Ltd. #	87,682
30,900	Shandong Gold Mining Co. Ltd. #	148,609
217,240	Shandong Nanshan Aluminum Co. Ltd. #	62,569
27,034	Tianqi Lithium Industries, Inc. #	69,705
191,500	Tongling Nonferrous Metals Group Co. Ltd. #	53,402
39,400	Transfar Zhilian Co. Ltd. #	33,915
47,570	Wanhua Chemical Group Co. Ltd. #	274,258
17,936	YanAn Bicon Pharmaceutical Listed Co. * #	19,365
19,633	Zhejiang Huayou Cobalt Co. Ltd. #	80,401
78,700	Zhejiang Longsheng Group Co. Ltd. #	130,812
51,846	Zhongjin Gold Corp. Ltd. #	58,724
416,700	Zijin Mining Group Co. Ltd. #	214,307
		3,135,572
Media & Entertainment: 1.5%
22,629	China Film Co. Ltd. #	37,249
12,100	China Satellite Communications Co. Ltd. * #	24,043
311,512	Focus Media Information Technology Co. Ltd. #	192,148
18,300	Giant Network Group Co. Ltd. #	42,569
15,460	Mango Excellent Media Co. Ltd. * #	94,147
15,400	Perfect World Co. Ltd. #	102,297
62,367	Shanghai Oriental Pearl Group Co. Ltd. #	76,454
24,700	Wanda Film Holding Co. Ltd. * #	54,350
31,900	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	145,699
		768,956
Pharmaceuticals / Biotechnology: 6.5%
16,800	Beijing Tongrentang Co. Ltd. #	59,612
3,600	Changchun High & New Technology Industry Group, Inc. #	275,580
8,045	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	44,486
14,500	Chongqing Zhifei Biological Products Co. Ltd. #	137,572
16,961	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	74,576
24,840	Hualan Biological Engineering, Inc. #	166,537
9,500	Hubei Jumpcan Pharmaceutical Co. Ltd. #	29,186
93,649	Jiangsu Hengrui Medicine Co. Ltd. #	1,202,941
14,000	Shandong Dong-E E-Jiao Co. Ltd. #	50,290
30,300	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	139,018
60,360	Shanghai RAAS Blood Products Co. Ltd. * #	65,312
12,386	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	30,761
26,091	Sichuan Kelun Pharmaceutical Co. Ltd. #	75,373
27,370	Tasly Pharmaceutical Group Co. Ltd. #	52,901
42,739	Tonghua Dongbao Pharmaceutical Co. Ltd. #	63,198
36,700	Walvax Biotechnology Co. Ltd. #	162,596
21,720	WuXi AppTec Co. Ltd. #	273,982
15,301	Yunnan Baiyao Group Co. Ltd. #	183,471
9,091	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. #	158,066
39,100	Zhejiang NHU Co. Ltd. #	149,093
		3,394,551
Real Estate: 4.3%
36,374	China Fortune Land Development Co. Ltd. #	105,958
95,959	China Merchants Shekou Industrial Zone Co. Ltd. #	221,185
176,767	China Vanke Co. Ltd. #	633,053
68,401	Gemdale Corp. #	134,911
110,600	Greenland Holdings Corp. Ltd. #	83,786
56,200	Jiangsu Zhongnan Construction Group Co. Ltd. #	60,703
64,800	Jinke Properties Group Co. Ltd. #	72,288
217,004	Poly Developments and Holdings Group Co. Ltd. #	451,891
12,100	Red Star Macalline Group Corp. Ltd. #	15,748
52,800	RiseSun Real Estate Development Co. Ltd. #	57,247
27,200	Seazen Holdings Co. Ltd. #	119,166
12,100	Shanghai Lingang Holdings Corp. Ltd. #	34,004
26,617	Shanghai Lujiazui Finance and Trade Zone Development Co. Ltd. #	41,349
48,700	Sunshine City Group Co. Ltd. #	47,523
130,081	Xinhu Zhongbao Co. Ltd. #	54,853
106,023	Youngor Group Co. Ltd. #	94,602
		2,228,267
Retailing: 0.4%
98,920	China Grand Automotive Services Co. Ltd. #	56,258
113,000	Suning Commerce Group Co. Ltd. #	142,819
		199,077
Semiconductor: 1.7%
5,867	Gigadevice Semiconductor Beijing, Inc. #	198,229
79,883	LONGi Green Energy Technology Co. Ltd. #	277,338
74,123	Sanan Optoelectronics Co. Ltd. #	197,444
3,600	Shenzhen Goodix Technology Co. Ltd. #	130,853
5,300	Will Semiconductor Ltd. #	114,739
		918,603
Software & Services: 1.9%
12,200	360 Security Technology, Inc. #	32,138
33,500	Aisino Co. Ltd. #	89,314
46,730	Anhui USTC iFlytek Co. Ltd. #	223,532
9,406	Beijing Shiji Information Technology Co. Ltd. #	37,941
20,500	Glodon Co. Ltd. #	121,981
18,790	Hundsun Technologies, Inc. #	230,465
58,931	Wangsu Science and Technology Co. Ltd. #	63,965
37,815	Yonyou Software Co. Ltd. #	213,150
		1,012,486
Technology Hardware & Equipment: 6.5%
7,700	Avary Holding Shenzhen Co. Ltd. #	34,037
15,473	AVIC Jonhon OptronicTechnology Co. Ltd. #	74,259
718,533	BOE Technology Group Co. Ltd. #	370,348
31,600	Chaozhou Three-Circle Group Co. Ltd. #	80,420
18,500	Dawning Information Industry Co. Ltd. #	112,774
132,800	Dongxu Optoelectronic Technology Co. Ltd. #	55,593
21,222	Fiberhome Telecommunication Technologies Co. Ltd. #	97,411
54,200	Foxconn Industrial Internet Co. Ltd. #	99,419
68,800	GoerTek, Inc. #	156,639
2,200	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	23,995
113,070	Hangzhou Hikvision Digital Technology Co. Ltd. #	439,315
39,740	Hengtong Optic-electric Co. Ltd. #	89,120
29,349	Lens Technology Co. Ltd. #	59,461
96,962	Luxshare Precision Industry Co. Ltd. #	514,512
57,450	OFILM Group Co. Ltd. * #	109,529
33,800	Shengyi Technology Co. Ltd. #	124,215
3,100	Shennan Circuits Co. Ltd. #	84,882
23,400	Shenzhen Sunway Communication Co. Ltd. * #	111,590
71,800	Tsinghua Tongfang Co. Ltd. * #	79,990
24,500	Tsinghua Unisplendour Co. Ltd. #	120,477
54,495	Zhejiang Dahua Technology Co. Ltd. #	122,862
70,120	ZTE Corp. * #	419,769
		3,380,617
Telecommunication Services: 0.4%
282,078	China United Network Communications Ltd. #	205,593
Transportation: 2.7%
90,600	Air China Ltd. #	82,266
117,300	China COSCO Holdings Co. Ltd. * #	67,213
135,800	China Eastern Airlines Corp. Ltd. * #	78,237
130,000	China Southern Airlines Co. Ltd. #	93,471
180,191	Daqin Railway Co. Ltd. #	172,080
30,800	Guangzhou Baiyun International Airport Co. Ltd. #	54,018
348,700	Hainan Airlines Co. Ltd. * #	75,677
119,767	Ningbo Port Co. Ltd. #	59,390
14,700	Qingdao Port International Co. Ltd. #	11,919
26,700	SF Holding Co. Ltd. #	176,628
29,100	Shanghai International Airport Co. Ltd. #	247,510
140,400	Shanghai International Port Group Co. Ltd. #	87,815
11,200	Spring Airlines Co. Ltd. #	50,516
9,200	STO Express Co. Ltd. #	22,424
17,200	YTO Express Group Co. Ltd. #	27,802
20,140	Yunda Holding Co. Ltd. #	86,835
		1,393,801
Utilities: 2.4%
188,599	China National Nuclear Power Co. Ltd. #	116,455
266,800	China Yangtze Power Co. Ltd. #	649,272
357,500	GD Power Development Co. Ltd. #	101,884
98,679	Huadian Power International Corp. Ltd. #	47,918
54,400	Huaneng Lancang River Hydropower, Inc. #	27,791
133,057	Huaneng Power International, Inc. #	87,659
102,700	SDIC Power Holdings Co. Ltd. #	114,639
53,300	Sichuan Chuantou Energy Co. Ltd. #	68,963
123,710	Zhejiang Zheneng Electric Power Co. Ltd. #	58,959
		1,273,540
Total Common Stocks (Cost: $47,471,480)		52,376,125
Liabilities in excess of other assets: (0.3)%		(177,469)
NET ASSETS: 100.0%		$52,198,656

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,376,125 which represents 100.3% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.9%	$974,549
Consumer Discretionary	8.9	4,672,557
Consumer Staples	13.2	6,926,732
Energy	1.9	986,893
Financials	31.8	16,666,393
Health Care	8.1	4,233,651
Industrials	11.4	5,966,265
Information Technology	10.1	5,311,706
Materials	6.0	3,135,572
Real Estate	4.3	2,228,267
Utilities	2.4	1,273,540
	100.0%	$52,376,125

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Automobiles & Components: 1.8%
51,022	Byd Co. Ltd. #	$427,819
Banks: 2.3%
165,832	Bank of Ningbo Co. Ltd. #	536,031
36,800	Qingdao Rural Commercial Bank Corp. #	22,504
		558,535
Capital Goods: 9.6%
111,100	AVIC Electromechanical Systems Co. Ltd. #	112,301
50,700	Contemporary Amperex Technology Co. Ltd. #	855,561
31,905	Eve Energy Co. Ltd. * #	257,969
53,500	Han’s Laser Technology Co. Ltd. #	210,306
67,890	Shenzhen Inovance Technology Co. Ltd. #	245,070
74,322	Siasun Robot & Automation Co. Ltd. * #	141,303
85,949	Suzhou Gold Mantis Construction Decoration Co. Ltd. #	98,276
156,830	Xinjiang Goldwind Science and Technology Co. Ltd. #	207,866
73,926	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	165,344
		2,293,996
Commercial & Professional Services: 0.6%
108,063	Beijing Originwater Technology Co. Ltd. #	139,281
Consumer Durables & Apparel: 1.7%
29,280	Hangzhou Robam Appliances Co. Ltd. #	116,391
80,176	NavInfo Co. Ltd. #	157,548
36,500	Zhejiang Semir Garment Co. Ltd. #	36,333
9,923	Zhejiang Supor Co. Ltd. #	96,097
		406,369
Consumer Services: 1.1%
34,300	Offcn Education Technology Co. Ltd. #	109,162
44,921	Songcheng Performance Development Co. Ltd. #	156,982
		266,144
Diversified Financials: 6.6%
58,800	China Great Wall Securities Co. Ltd. #	99,845
313,615	East Money Information Co. Ltd. #	704,115
144,980	First Capital Securities Co. Ltd. #	139,972
133,743	Guoyuan Securities Co. Ltd. #	207,622
12,200	Hithink RoyalFlush Information Network Co. Ltd. #	184,024
98,500	Shanxi Securities Co. Ltd. #	96,794
111,054	Western Securities Co. Ltd. #	128,513
		1,560,885
Food, Beverage & Tobacco: 12.0%
23,400	Fujian Sunner Development Co. Ltd. #	77,308
42,800	Guangdong Haid Group Co. Ltd. #	241,190
254,000	Guangdong Wens Foodstuffs Group Co. Ltd. #	1,149,350
34,238	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	402,001
80,000	Jiangxi Zhengbang Technology Co. Ltd. #	213,234
45,000	Muyuan Foodstuff Co. Ltd. #	768,645
		2,851,728
Health Care Equipment & Services: 9.9%
80,255	Aier Eye Hospital Group Co. Ltd. #	440,671
36,820	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	188,066
70,398	Lepu Medical Technology Beijing Co. Ltd. #	355,231
157,216	Meinian Onehealth Healthcare Holdings Co. Ltd. #	259,993
24,600	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	895,602
77,851	Winning Health Technology Group Co. Ltd. #	227,420
		2,366,983
Household & Personal Products: 0.5%
46,600	By-health Co. Ltd. #	109,677
Materials: 4.6%
51,769	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	245,134
46,900	Jiangxi Ganfeng Lithium Co. Ltd. #	263,103
63,400	Lomon Billions Group Co. Ltd. #	132,223
102,800	Rongsheng Petrochemical Co. Ltd. #	157,582
71,650	Sansteel Minguang Co. Ltd., Fujian #	79,925
57,676	Tianqi Lithium Industries, Inc. #	148,714
77,500	Zhejiang Transfar Co. Ltd. #	66,712
		1,093,393
Media & Entertainment: 6.6%
58,510	Beijing Enlight Media Co. Ltd. #	72,702
680,060	Focus Media Information Technology Co. Ltd. #	419,478
28,080	Giant Network Group Co. Ltd. #	65,319
34,770	Mango Excellent Media Co. Ltd. * #	211,739
34,900	Perfect World Co. Ltd. #	231,829
45,750	Wanda Film Holding Co. Ltd. * #	100,669
72,100	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	329,307
77,900	Zhejiang Century Huatong Group Co. Ltd. #	134,981
		1,566,024
Pharmaceuticals / Biotechnology: 10.0%
10,400	BGI Genomics Co. Ltd. #	122,809
16,700	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	92,346
31,224	Chongqing Zhifei Biological Products Co. Ltd. #	296,245
31,300	Hangzhou Tigermed Consulting Co. Ltd. #	280,462
49,590	Hualan Biological Engineering, Inc. #	332,471
119,563	Shanghai RAAS Blood Products Co. Ltd. * #	129,372
17,200	Shenzhen Kangtai Biological Products Co. Ltd. #	275,061
22,340	Shenzhen Salubris Pharmaceuticals Co. Ltd. #	55,482
58,498	Sichuan Kelun Pharmaceutical Co. Ltd. #	168,992
77,900	Walvax Biotechnology Co. Ltd. #	345,130
71,770	Zhejiang NHU Co. Ltd. #	273,667
		2,372,037
Real Estate: 0.5%
106,500	RiseSun Real Estate Development Co. Ltd. #	115,470
Retailing: 1.1%
211,338	Suning Commerce Group Co. Ltd. #	267,107
Semiconductor: 0.9%
110,820	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	220,947
Software & Services: 7.9%
97,050	Anhui USTC iFlytek Co. Ltd. #	464,238
19,890	Beijing Shiji Information Technology Co. Ltd. #	80,230
65,700	Beijing Sinnet Technology Co. Ltd. #	218,363
119,458	DHC Software Co. Ltd. #	215,197
45,175	Glodon Software Co. Ltd. #	268,805
9,400	Sangfor Technologies, Inc. #	208,542
277,463	Shanghai 2345 Network Holding Group Co. Ltd. #	107,554
38,215	Venustech Group, Inc. #	197,704
117,250	Wangsu Science and Technology Co. Ltd. #	127,266
		1,887,899
Technology Hardware & Equipment: 19.5%
15,400	Avary Holding Shenzhen Co. Ltd. #	67,887
34,461	AVIC Jonhon Optronic Technology Co. Ltd. #	165,388
65,900	Chaozhou Three-Circle Group Co. Ltd. #	167,711
135,016	GoerTek, Inc. #	307,394
109,600	Guangdong LY Intelligent Manufacturing Co. Ltd. * #	125,318
104,000	Guangzhou Haige Communications Group, Inc. Co. #	163,664
4,500	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	49,080
217,195	Hangzhou Hikvision Digital Technology Co. Ltd. #	843,876
72,168	Lens Technology Co. Ltd. #	146,212
194,722	Luxshare Precision Industry Co. Ltd. #	1,033,258
13,500	NAURA Technology Group Co. Ltd. #	219,057
121,362	OFILM Group Co. Ltd. * #	231,377
6,500	Shennan Circuits Co. Ltd. #	178,796
50,501	Shenzhen Sunway Communication Co. Ltd. * #	240,829
24,700	Unigroup Guoxin Microelectronics Co. Ltd.	172,232
73,800	WUS Printed Circuit Kunshan Co. Ltd. #	244,289
6,600	Yealink Network Technology Corp. Ltd. #	74,934
99,705	Zhejiang Dahua Technology Co. Ltd. #	224,790
		4,656,092
Transportation: 2.3%
56,800	SF Holding Co. Ltd. #	375,748
16,200	STO Express Co. Ltd. #	39,486
29,388	Yunda Holding Co. Ltd. #	126,709
		541,943
Utilities: 0.4%
136,100	CGN Power Co. Ltd. * #	55,832
40,300	Jiangsu Guoxin Corp. Ltd. * #	36,539
		92,371
Total Common Stocks (Cost: $18,899,404)		23,794,700
Other assets less liabilities: 0.1%		34,265
NET ASSETS: 100.0%		$23,828,965

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $23,794,700 which represents 99.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.6%	$1,566,024
Consumer Discretionary	5.8	1,367,439
Consumer Staples	12.4	2,961,405
Financials	8.9	2,119,420
Health Care	19.9	4,739,020
Industrials	12.5	2,975,220
Information Technology	28.4	6,764,938
Materials	4.6	1,093,393
Real Estate	0.5	115,470
Utilities	0.4	92,371
	100.0%	$23,794,700

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 22.5%
547,574	Aurizon Holdings Ltd. #	$1,412,041
303,398	Coronado Global Resources, Inc. Reg S 144A #	212,064
509,107	New Hope Corp. Ltd. † #	428,655
86,397	Washington H. Soul Pattinson & Co. Ltd. #	888,348
804,560	Whitehaven Coal Ltd. #	940,139
		3,881,247
Canada: 10.3%
163,919	Teck Resources Ltd. (USD) †	1,239,228
57,576	Westshore Terminals Investment Corp. †	529,100
		1,768,328
China / Hong Kong: 26.9%
2,845,095	China Coal Energy Co. Ltd. #	782,740
864,908	China Shenhua Energy Co. Ltd. #	1,634,605
29,780,000	National United Resources Holdings Ltd. * # ∞	4
1,367,000	Sany Heavy Equipment International Holdings Co. Ltd. #	721,382
2,912,067	Shougang Fushan Resources Group Ltd. #	527,523
1,252,000	Yanzhou Coal Mining Co. Ltd. #	970,107
		4,636,361
Indonesia: 20.8%
12,851,615	Adaro Energy Tbk PT #	767,916
81,626,800	Bumi Resources Tbk PT * #	249,826
620,752	Indo Tambangraya Megah Tbk PT #	304,429
5,637,200	Tambang Batubara Bukit Asam Tbk PT #	745,100
1,569,500	Transcoal Pacific Tbk PT #	463,977
1,014,500	United Tractors Tbk PT #	1,044,727
		3,575,975
Philippines: 2.5%
2,001,430	Semirara Mining and Power Corp. #	431,491
Poland: 1.4%
82,927	Jastrzebska Spolka Weglowa SA † #	243,045
South Africa: 5.7%
180,201	Exxaro Resources Ltd. † #	989,208
Thailand: 4.2%
4,565,089	Banpu PCL (NVDR) #	726,137
United States: 5.8%
10,925	Arch Coal, Inc.	315,732
56,394	Peabody Energy Corp.	163,543
49,718	Warrior Met Coal, Inc.	528,005
		1,007,280
Total Common Stocks (Cost: $39,357,378)		17,259,072
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.7% (Cost: $1,493,396)
Money Market Fund: 8.7%
1,493,396	State Street Navigator Securities Lending Government Money Market Portfolio	1,493,396
Total Investments: 108.8% (Cost: $40,850,774)		18,752,468
Liabilities in excess of other assets: (8.8)%		(1,520,019)
NET ASSETS: 100.0%		$17,232,449

Definitions:
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,022,528.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,483,464 which represents 84.0% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $212,064, or 1.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	66.0%	$11,382,703
Industrials	18.1	3,126,504
Materials	15.9	2,749,865
	100.0%	$17,259,072

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 109.5%
Banks: 8.0%
440,281	Commercial International Bank Egypt SAE (GDR) #	$1,593,410
Capital Goods: 5.8%
2,328,033	El Sewedy Electric Co. #	1,157,264
Consumer Durables & Apparel: 3.5%
2,023,801	Oriental Weavers	691,744
Consumer Services: 4.6%
1,459,390	Cairo Investment & Real Estate Development Co. SAE #	926,875
Diversified Financials: 11.0%
3,317,162	CI Capital Holding for Financial Investments * #	556,272
441,966	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR) #	465,585
905,899	Egyptian Financial Group-Hermes Holding SAE #	476,945
2,138,513	Pioneers Holding *	411,671
4,090,959	Qalaa Holdings SAE * #	279,639
		2,190,112
Food, Beverage & Tobacco: 13.4%
2,204,334	Eastern Co. SAE #	1,721,807
2,489,183	Juhayna Food Industries #	950,055
		2,671,862
Health Care Equipment & Services: 13.2%
4,745,889	Cleopatra Hospital *	1,386,982
2,450,113	Ibnsina Pharma SAE #	1,244,609
		2,631,591
Materials: 18.9%
2,310,338	Alexandria Mineral Oils Co. #	315,486
645,293	Centamin Plc #	956,417
1,860,000	Egyptian Kuwaiti Holding Co. (USD) #	1,739,241
1,305,868	Ezz Steel Co. SAE * #	454,884
883,375	Sidi Kerir Petrochemcials Co. #	307,956
		3,773,984
Real Estate: 23.9%
3,538,389	Emaar Misr for Development SAE * #	584,078
2,246,439	Heliopolis Housing	483,826
4,834,715	Medinet Nasr Housing * #	955,755
8,992,680	Palm Hills Developments SAE * #	613,116
1,363,920	Six of October Development & Investment Co. #	804,772
4,158,950	Talaat Moustafa Group #	1,317,964
		4,759,511
Telecommunication Services: 7.2%
15,131,133	Orascom Telecom Media and Technology Holding SAE * #	317,562
1,686,738	Telecom Egypt	1,125,206
		1,442,768
Total Common Stocks (Cost: $28,553,606)		21,839,121
Liabilities in excess of other assets: (9.5)%		(1,902,448)
NET ASSETS: 100.0%		$19,936,673

Definitions:
GDR	Global Depository Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,739,692 which represents 89.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.6%	$1,442,768
Consumer Discretionary	7.4	1,618,619
Consumer Staples	12.2	2,671,862
Financials	17.3	3,783,522
Health Care	12.1	2,631,591
Industrials	5.3	1,157,264
Materials	17.3	3,773,984
Real Estate	21.8	4,759,511
	100.0%	$21,839,121

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Australia: 13.0%
101,726,579	Evolution Mining Ltd. ‡ #	$236,570,131
31,416,428	Newcrest Mining Ltd. #	429,293,908
38,796,733	Northern Star Resources Ltd. ‡ #	250,078,601
37,206,304	OceanaGold Corp. (CAD) ‡ †	35,288,938
69,527,366	Perseus Mining Ltd. ‡ * #	39,316,752
30,383,608	Regis Resources Ltd. ‡ #	67,190,134
53,998,184	Resolute Mining Ltd. ‡ * † #	26,641,413
65,907,880	Saracen Mineral Holdings Ltd. ‡ * † #	147,472,266
41,801,397	St. Barbara Ltd. ‡ #	54,919,160
		1,286,771,303
Canada: 53.4%
9,802,184	Agnico-Eagle Mines Ltd. (USD) †	390,028,901
23,388,091	Alamos Gold, Inc. (USD) ‡	116,940,455
61,325,298	B2Gold Corp. (USD) ‡ †	187,655,412
72,643,723	Barrick Gold Corp. (USD)	1,330,833,005
17,551,919	Centerra Gold, Inc. ‡ *	103,213,940
10,685,866	Dundee Precious Metals, Inc. ‡ †	33,333,505
9,474,082	Eldorado Gold Corp. (USD) ‡ * †	58,455,086
187,109	Equinox Gold Corp. (USD) * †	1,240,533
12,243,988	First Majestic Silver Corp. (USD) ‡ * †	75,790,286
7,705,583	Franco-Nevada Corp. (USD) †	766,859,620
27,981,102	IAMGOLD Corp. (USD) ‡ *	63,796,913
74,943,424	Kinross Gold Corp. (USD) ‡ *	298,274,828
16,728,204	Kirkland Lake Gold Ltd. ‡ †	487,149,370
40,231,853	New Gold, Inc. (USD) ‡ *	20,542,384
9,411,059	Osisko Gold Royalties Ltd. (USD) ‡	70,018,279
12,532,501	Pan American Silver Corp. (USD) ‡ †	179,590,739
11,081,113	Pretium Resources, Inc. (USD) ‡ * †	62,829,911
10,450,907	Sandstorm Gold Ltd. (USD) ‡ * †	52,359,044
19,996,610	Semafo, Inc. ‡ * †	38,353,704
10,262,202	Silvercorp Metals, Inc. (USD) ‡	33,557,401
7,356,625	SSR Mining, Inc. (USD) ‡ * †	83,718,392
5,098,595	Torex Gold Resources, Inc. ‡ *	48,824,147
8,174,673	Wesdome Gold Mines Ltd. ‡ * †	42,442,712
20,507,962	Wheaton Precious Metals Corp. (USD) †	564,584,194
56,825,205	Yamana Gold, Inc. (USD) ‡	156,269,314
		5,266,662,075
China / Hong Kong: 1.9%
62,730,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	63,054,791
343,158,000	Zijin Mining Group Ltd. ‡ #	128,562,122
		191,616,913
Monaco: 0.9%
6,572,029	Endeavour Mining Corp. (CAD) ‡ * †	92,392,103
Peru: 1.1%
15,175,108	Cia de Minas Buenaventura SAA (USD) ‡	110,626,537
South Africa: 7.3%
24,829,461	AngloGold Ashanti Ltd. (ADR) ‡ †	412,913,936
49,542,993	Gold Fields Ltd. (USD) ‡ †	235,329,217
32,421,804	Harmony Gold Mining Co. Ltd. (USD) ‡ * †	70,679,533
		718,922,686
United Kingdom: 1.6%
69,113,477	Centamin Plc ‡ #	102,436,089
21,757,011	Highland Gold Mining Ltd. ‡ #	52,414,772
		154,850,861
United States: 20.5%
17,618,688	Alacer Gold Corp. (CAD) ‡ *	56,197,593
14,375,889	Coeur Mining, Inc. ‡ *	46,146,604
29,626,313	Hecla Mining Co. ‡	53,919,890
33,500,577	Newmont Mining Corp.	1,516,906,127
3,921,669	Royal Gold, Inc. ‡	343,969,588
		2,017,139,802
Total Common Stocks (Cost: $10,643,633,596)		9,838,982,280
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $96,092,105)
Money Market Fund: 1.0%
96,092,105	State Street Navigator Securities Lending Government Money Market Portfolio	96,092,105
Total Investments: 100.7% (Cost: $10,739,725,701)		9,935,074,385
Liabilities in excess of other assets: (0.7)%		(71,425,310)
NET ASSETS: 100.0%		$9,863,649,075

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $168,220,460.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,597,950,139 which represents 16.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	90.8%	$8,931,539,770
Silver	9.2	907,442,510
	100.0%	$9,838,982,280

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20
Alacer Gold Corp.	$98,668,191	$9,056,001	$(11,926,527)	$2,817,447	$—	$(42,417,519)	$56,197,593
Alamos Gold, Inc.	148,183,745	17,320,912	(23,717,674)	6,676,486	358,507	(31,523,014)	116,940,455
AngloGold Ashanti Ltd.	583,793,728	59,915,682	(81,043,216)	29,931,122	2,428,226	(179,683,380)	412,913,936
B2Gold Corp.	258,816,788	28,557,002	(40,048,153)	10,035,705	642,082	(69,705,930)	187,655,412
Centamin Plc	122,016,193	12,909,915	(19,305,661)	1,888,694	—	(15,073,052)	102,436,089
Centerra Gold, Inc.	147,155,926	15,345,432	(20,629,106)	4,315,971	—	(42,974,283)	103,213,940
Cia de Minas Buenaventura SAA	241,158,385	20,041,994	(25,276,828)	(5,057,225)	—	(120,239,789)	110,626,537
Coeur Mining, Inc.	122,252,687	8,713,437	(10,463,358)	(776,394)	—	(73,579,768)	46,146,604
Detour Gold Corp.	216,419,234	7,651,600	(146,064,791)	1,175,108	—	(79,181,151)	—
Dundee Precious Metals, Inc.	48,403,977	5,043,831	(7,094,714)	(292,322)	219,185	(12,727,267)	33,333,505
Eldorado Gold Corp.	80,070,037	8,410,387	(12,324,152)	2,833,450	—	(20,534,636)	58,455,086
Endeavour Mining Corp.	130,838,546	14,708,689	(20,212,992)	185,519	—	(33,127,659)	92,392,103
Evolution Mining Ltd.	285,107,900	32,681,220	(46,490,435)	10,495,042	5,041,739	(45,223,596)	236,570,131
First Majestic Silver Corp.	157,985,327	12,687,036	(16,160,440)	1,955,317	—	(80,676,954)	75,790,286
Gold Fields Ltd.	344,138,678	35,912,928	(49,835,243)	15,858,639	3,095,605	(110,745,785)	235,329,217
Harmony Gold Mining Co. Ltd.	123,865,219	12,493,079	(17,127,204)	6,292,484	—	(54,844,045)	70,679,533
Hecla Mining Co.	105,703,007	9,484,862	(12,371,551)	919,753	77,621	(49,816,181)	53,919,890
Highland Gold Mining Ltd.	59,183,929	6,427,674	(9,532,461)	768,782	—	(4,433,152)	52,414,772
IAMGOLD Corp.	109,845,516	10,055,386	(13,093,590)	(2,268,079)	—	(40,742,320)	63,796,913
Kinross Gold Corp.	373,867,149	44,428,591	(62,525,430)	11,391,852	—	(68,887,334)	298,274,828
Kirkland Lake Gold Ltd.	563,145,549	208,958,857	(92,475,727)	48,502,708	4,266,961	(240,982,017)	487,149,370
New Gold, Inc.	37,261,514	3,853,735	(4,932,975)	(877,238)	—	(14,762,652)	20,542,384
Northern Star Resources Ltd.	322,344,397	38,384,290	(54,870,573)	22,282,859	2,019,706	(78,062,372)	250,078,601
OceanaGold Corp.	77,002,870	7,113,652	(9,084,762)	(2,199,218)	—	(37,543,604)	35,288,938
Osisko Gold Royalties Ltd.	96,177,657	10,176,155	(13,626,991)	(751,157)	340,657	(21,957,385)	70,018,279
Pan American Silver Corp.	312,466,101	29,683,766	(40,626,321)	9,602,065	681,171	(131,534,872)	179,590,739
Perseus Mining Ltd.	59,258,632	5,572,407	(7,825,631)	64,692	—	(17,753,348)	39,316,752
Pretium Resources, Inc.	129,804,682	11,433,099	(14,029,426)	(1,072,404)	—	(63,306,040)	62,829,911
Regis Resources Ltd.	96,922,314	9,988,099	(13,643,561)	(1,027,966)	1,659,424	(25,048,752)	67,190,134
Resolute Mining Ltd.	50,094,493	4,293,365	(5,686,455)	(944,771)	—	(21,115,219)	26,641,413
Royal Gold, Inc.	504,581,618	47,636,913	(65,253,552)	9,182,790	1,155,688	(152,178,181)	343,969,588
Sandstorm Gold Ltd.	81,945,776	8,109,786	(10,877,344)	2,085,405	—	(28,904,579)	52,359,044
Saracen Mineral Holdings Ltd.	161,141,752	19,465,054	(27,575,047)	12,333,559	—	(17,893,052)	147,472,266
Semafo, Inc.	43,820,064	4,791,489	(6,956,567)	(397,465)	—	(2,903,817)	38,353,704
Silvercorp Metals, Inc.	61,254,547	5,071,558	(6,227,531)	(1,718,568)	—	(24,822,605)	33,557,401
SSR Mining, Inc.	149,124,556	14,328,566	(18,975,731)	3,725,047	—	(64,484,046)	83,718,392
St. Barbara Ltd.	83,729,671	8,301,139	(11,057,506)	(1,351,502)	1,158,669	(24,702,642)	54,919,160
Torex Gold Resources, Inc.	84,910,581	8,203,321	(10,774,414)	1,845,432	—	(35,360,773)	48,824,147
Wesdome Gold Mines Ltd.	67,489,359	6,681,371	(9,032,545)	(506,960)	—	(22,188,513)	42,442,712
Yamana Gold, Inc.	236,234,921	25,752,459	(35,607,043)	5,341,261	728,405	(75,452,284)	156,269,314
Zhaojin Mining Industry Co. Ltd.	72,449,148	8,707,476	(12,298,127)	1,987,534	—	(7,791,240)	63,054,791
Zijin Mining Group Ltd.	179,209,244	17,994,242	(24,704,317)	3,499,648	—	(47,436,695)	128,562,122
	$7,227,843,608	$876,346,457	$(1,141,385,672)	$208,753,102	$23,873,646	$(2,332,321,503)	$4,839,235,992

VANECK VECTORS INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 103.7%
Automobiles & Components: 3.1%
1,127,799	Apollo Tyres Ltd. #	$1,180,572
137	Bajaj Auto Ltd. #	3,653
62,026	Ceat Ltd. #	648,646
418,972	Jamna Auto Industries Ltd. #	129,867
258,904	JK Tyre & Industries Ltd. #	137,748
3,061	Mahindra CIE Automotive Ltd. * #	2,801
		2,103,287
Banks: 6.4%
1,628,476	Andhra Bank * #	200,785
989	Bandhan Bank Ltd. Reg S 144A #	2,655
140,007	Can Fin Homes Ltd. #	516,098
182,383	CSB Bank Ltd. * #	283,934
693,285	Development Credit Bank Ltd. #	871,303
4,728	Federal Bank Ltd. #	2,555
303	HDFC Bank Ltd. #	3,453
480,101	Indian Bank * #	272,925
975,865	Jammu & Kashmir Bank Ltd. * #	161,281
667,359	Karnataka Bank Ltd. #	370,397
1,400,501	Karur Vysya Bank Ltd. #	371,984
523,356	Oriental Bank of Commerce * #	257,367
176,843	PNB Housing Finance Ltd. Reg S 144A #	379,475
3,885,019	South Indian Bank Ltd. #	291,996
1,952,488	Syndicate Bank * #	369,044
		4,355,252
Capital Goods: 16.8%
551	Amara Raja Batteries Ltd. #	3,485
43,788	BEML Ltd. #	259,121
143,809	Dilip Buildcon Ltd. Reg S 144A #	399,580
664,435	Engineers India Ltd. #	527,524
225	ESAB India Ltd. * #	3,208
263,142	Escorts Ltd. #	2,287,681
205,431	Graphite India Ltd. #	344,001
243,107	Greaves Cotton Ltd. * #	223,498
56,021	HEG Ltd. #	356,467
3,248,092	Hindustan Construction Co. Ltd. * #	168,984
30,408	IndiaMart InterMesh Ltd. Reg S 144A #	772,167
646,693	IRB Infrastructure Developers Ltd. * #	452,761
278,564	Kajaria Ceramics Ltd. #	1,376,669
270,320	KEC International Ltd. #	662,973
168,616	KEI Industries Ltd. #	596,020
657,168	MMTC Ltd. #	106,219
1,603,087	Nagarjuna Construction Co. Ltd. #	397,018
52,270	Nava Bharat Ventures Ltd. #	23,463
1,892,644	NBCC India Ltd. #	405,885
36,800	Nissei ASB Machine Co. Ltd. #	1,059,183
349	Polycab India Ltd. #	3,399
192,562	Praj Industries Ltd. #	139,240
115,689	Prince Pipes & Fittings Ltd. #	155,634
1,096,167	Rail Vikas Nigam Ltd. Reg S #	184,716
161,588	Sterling & Wilson Solar Ltd. Reg S #	163,633
11,420,219	Suzlon Energy Ltd. *	294,370
336	Timken India Ltd. #	3,376
156,099	Welspun Enterprises Ltd. #	81,620
		11,451,895
Commercial & Professional Services: 1.7%
229	L&T Technology Services Ltd. Reg S 144A #	3,509
187,520	Quess Corp. Ltd. Reg S 144A * #	527,551
186,198	RITES Ltd. #	602,122
		1,133,182
Consumer Durables & Apparel: 6.5%
33,065	Amber Enterprises India Ltd. #	534,663
555,508	Arvind Ltd. #	144,203
119,626	Bajaj Electricals Ltd. #	424,154
221	Bata India Ltd. #	3,581
217,165	Bombay Dyeing & Manufacturing Co. Ltd. #	130,502
12,166	Dixon Technologies India Ltd. Reg S #	571,835
103,525	Himatsingka Seide Ltd. #	81,454
77,115	Jindal Worldwide Ltd. #	31,187
26,553	LUX Industries Ltd. #	330,170
68,050	Raymond Ltd. #	199,917
256,829	Swan Energy Ltd. #	341,566
5,134,978	Trident Ltd. #	287,048
13,360	TTK Prestige Ltd. #	854,716
148,591	VIP Industries Ltd. #	471,143
		4,406,139
Consumer Services: 0.9%
1,298,085	Chennai Super Kings Cricket Ltd. * # ∞ ø	132,637
284,883	Delta Corp. Ltd. #	246,975
213	Jubilant Foodworks Ltd. #	4,126
833,022	Lemon Tree Hotels Ltd. Reg S 144A *	242,250
		625,988
Diversified Financials: 7.2%
82	Bajaj Finance Ltd. #	2,397
47,342	BSE Ltd. #	185,745
153,457	Capri Global Capital Ltd.	346,464
95,514	Care Ratings Ltd. #	410,158
109,878	Central Depository Services India Ltd. Reg S #	310,483
1,320	Cholamandalam Investment and Finance Co. Ltd. #	2,664
2,006,899	Edelweiss Financial Services Ltd. #	1,016,874
4,231	Equitas Holdings Ltd. Reg S * #	2,380
121	HDFC Asset Management Co. Ltd. Reg S 144A #	3,368
859	ICICI Securities Ltd. Reg S 144A #	3,138
3,357,042	IDFC Ltd. #	659,146
3,269,354	IFCI Ltd. * #	174,548
2,413	Manappuram Finance Ltd. #	3,000
75,966	Multi Commodity Exchange of India Ltd. #	1,126,390
403	Muthoot Finance Ltd. #	3,262
104,154	Repco Home Finance Ltd. #	162,659
392	Shriram Transport Finance Co. Ltd. #	3,427
67,614	Spandana Sphoorty Financial Ltd. * #	521,491
		4,937,594
Energy: 0.3%
156,576	Chennai Petroleum Corp. Ltd. * #	124,632
2,102	Coal India Ltd. #	3,863
139,050	Hindustan Oil Exploration Co. Ltd. * #	63,261
4,915	Oil and Natural Gas Corp. Ltd. #	4,401
		196,157
Food & Staples Retailing: 0.0%
154	Avenue Supermarts Ltd. Reg S 144A * #	4,454
Food, Beverage & Tobacco: 6.2%
143,258	Avanti Feeds Ltd. #	555,995
568,669	Balrampur Chini Mills Ltd. #	777,231
73,363	Bombay Burmah Trading Co. #	702,965
45,558	Godfrey Phillips India Ltd. #	560,935
1,996	ITC Ltd. #	4,501
118,939	Kaveri Seed Co. Ltd. #	534,595
22	Nestle India Ltd. #	4,757
234,012	Radico Khaitan Ltd. #	824,821
260,707	Triveni Engineering & Industries Ltd. #	124,298
418	Varun Beverages Ltd. #	2,921
14,812	Venky’s India Ltd. #	164,451
		4,257,470
Health Care Equipment & Services: 1.0%
282,773	Max India Ltd. * #	226,816
155,548	Take Solutions Ltd. #	81,103
55,556	Thyrocare Technologies Ltd. Reg S 144A #	362,153
		670,072
Household & Personal Products: 0.0%
159	Hindustan Unilever Ltd. #	4,822
Materials: 14.9%
371	Aarti Industries Ltd. #	3,758
117,426	Advanced Enzyme Technologies Ltd. Reg S #	220,580
2,620	Castrol India Ltd. #	3,442
233,608	Century Plyboards India Ltd. #	343,061
117,445	Century Textile & Industries Ltd. #	454,511
437,628	Chambal Fertilizers & Chemicals Ltd. #	625,672
163,968	DCM Shriram Ltd. #	465,168
143,493	Deepak Nitrite Ltd. #	725,252
186,105	EID Parry India Ltd. #	339,112
103,268	GHCL Ltd. #	121,471
163,418	Gujarat Narmada Valley Fertilizers Co. Ltd. #	247,261
440,254	Himadri Speciality Chemical Ltd. #	170,090
2,541	Hindalco Industries Ltd. #	3,201
486,419	Hindustan Copper Ltd. #	136,238
1,385	Huhtamaki PPL Ltd. #	3,545
543,079	India Cements Ltd. #	756,106
18,853	International Paper APPM Ltd. * #	34,983
211,088	Jai Corp. Ltd. #	140,713
518,326	Jindal Saw Ltd. #	314,341
123,726	JK Lakshmi Cement Ltd. #	319,541
187,418	JK Paper Ltd. #	183,465
35,351	Kiri Industries Ltd. #	127,590
267,403	Meghmani Organics Ltd. #	130,101
124,252	Mishra Dhatu Nigam Ltd. Reg S 144A #	293,051
249,543	MOIL Ltd. #	337,299
1,961,639	National Aluminium Co. Ltd. #	753,771
15,691	Nilkamal Ltd. #	206,288
4,290	NMDC Ltd. #	4,490
174,129	NOCIL Ltd. #	151,070
181,208	Phillips Carbon Black Ltd. #	149,415
240	PI Industries Ltd. #	3,723
529,264	Prism Johnson Ltd. #	211,101
353,657	Rain Industries Ltd. #	262,078
204,478	Rallis India Ltd. #	472,536
580,083	Rashtriya Chemicals & Fertilizers Ltd. #	216,441
72,790	Sudarshan Chemical Industries #	356,917
29,531	Tata Metaliks Ltd. #	128,790
16,074	Tata Steel BSL Ltd. * #	3,489
110,055	Tinplate Co. of India Ltd. #	109,673
75,928	Uflex Ltd. #	137,720
560,021	Welspun Corp. Ltd. #	462,111
		10,129,165
Media & Entertainment: 6.9%
26,809	Affle India Ltd. * #	357,720
1,967,895	Dish TV India Ltd. * #	106,128
470,672	Eros International Plc (USD) *	776,609
220,932	Inox Leisure Ltd. #	764,625
108,053	Just Dial Ltd. * #	418,027
112,483	PVR Ltd. #	1,758,812
857	Sun TV Network Ltd. #	3,226
62,740	TV Today Network Ltd. #	136,138
1,952,813	TV18 Broadcast Ltd. * #	401,500
1,772	Zee Entertainment Enterprises Ltd. #	2,884
		4,725,669
Pharmaceuticals / Biotechnology: 11.2%
256	Ajanta Pharma Ltd. #	4,606
564	Alembic Pharmaceuticals Ltd. #	3,942
134	Alkem Laboratories Ltd. #	4,085
780	Aurobindo Pharma Ltd. #	4,209
1,125	Biocon Ltd. #	4,012
108,456	Bliss Gvs Pharma Ltd. #	142,592
112	Dr Reddy’s Laboratories Ltd. #	4,560
605,744	Glenmark Pharmaceuticals Ltd. #	1,641,520
545,806	Granules India Ltd. #	1,015,992
1,457	IOL Chemicals and Pharmaceuticals Ltd. #	3,396
39,181	Ipca Laboratories Ltd. #	710,226
81,260	JB Chemicals & Pharmaceuticals Ltd. #	540,010
314,023	Jubilant Life Sciences Ltd. #	1,025,947
17,454	Procter & Gamble Health Ltd. #	829,527
45	Sanofi India Ltd. #	3,693
192,381	Strides Pharma Science Ltd. #	816,183
367,349	Sun Pharma Advanced Research Co. Ltd. * #	460,729
90,887	Suven Life Sciences Ltd. * #	25,912
18,019	Suven Pharmaceuticals Ltd. * #	47,887
1,158	Syngene International Ltd. Reg S 144A #	3,627
135,830	Wockhardt Ltd. * #	308,304
		7,600,959
Real Estate: 2.5%
1,271,562	Indiabulls Real Estate Ltd. * #	687,877
192,314	OMAXE Ltd.	388,181
1,281	Prestige Estates Projects Ltd. #	2,837
99,727	Sobha Developers Ltd. #	174,628
153,905	Sunteck Realty Ltd. #	424,432
		1,677,955
Retailing: 0.6%
698,933	Infibeam Avenues Ltd. #	314,121
77,914	Yatra Online, Inc. (USD) *	80,251
		394,372
Software & Services: 12.9%
715,253	Birlasoft Ltd. #	575,311
58,339	Ebix, Inc. (USD)	885,586
729,537	Firstsource Solutions Ltd. #	263,453
657	HCL Technologies Ltd. #	3,790
139,124	Intellect Design Arena Ltd. * #	99,863
200	Larsen & Toubro Infotech Ltd. Reg S 144A #	3,743
52,070	Mastek Ltd. #	129,919
377	MindTree Ltd.	4,130
432	Mphasis Ltd. #	3,776
303,783	NIIT Ltd. #	326,445
82,112	NIIT Technologies Ltd. #	1,242,855
164,065	Persistent Systems Ltd. #	1,194,662
138,215	Sonata Software Ltd. #	301,325
179	Tata Consultancy Services Ltd. #	4,306
65,433	Tata Elxsi Ltd. #	541,477
494	Tech Mahindra Ltd. #	3,680
2,275,539	Vakrangee Software Ltd. #	600,650
90,186	Virtusa Corp. *	2,561,282
1,641	Wipro Ltd. #	4,269
		8,750,522
Technology Hardware & Equipment: 1.6%
10	Honeywell Automation India Ltd. #	3,384
784,134	Redington India Ltd. #	707,408
424,754	Sterlite Technologies Ltd. #	356,107
		1,066,899
Telecommunication Services: 0.5%
1,425	Bharti Infratel Ltd.	3,014
2,757,235	Himachal Futuristic Communications Ltd. #	328,837
		331,851
Transportation: 1.7%
190,540	Gateway Distriparks Ltd. #	237,063
75,219	Mahindra Logistics Ltd. Reg S 144A #	224,158
489,773	Shipping Corp. of India Ltd. * #	240,756
630,585	SpiceJet Ltd. * #	307,247
87,077	VRL Logistics Ltd. #	177,197
		1,186,421
Utilities: 0.8%
1,578	Gujarat State Petronet Ltd. #	3,594
780	Indraprastha Gas Ltd. #	4,014
778,109	PTC India Ltd. #	397,717
117,407	VA Tech Wabag Ltd. * #	127,629
		532,954
Total Common Stocks (Cost: $111,970,805)		70,543,079
Liabilities in excess of other assets: (3.7)%		(2,535,337)
NET ASSETS: 100.0%		$68,007,742

Definitions:

USD	United States Dollar

Footnotes:

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,960,942 which represents 95.5% of net assets.
Ø	Restricted Security – the aggregate value of restricted securities is $132,637, or 0.2% of net assets
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,224,879, or 4.7% of net assets.

Restricted securities held by the Fund as of March 31, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$132,637	0.2%

Summary of Investments by Sector	% of Investments	Value
Communication Services	7.2%	$5,057,520
Consumer Discretionary	10.7	7,529,786
Consumer Staples	6.0	4,266,746
Energy	0.3	196,157
Financials	13.2	9,292,846
Health Care	11.7	8,271,031
Industrials	19.5	13,771,498
Information Technology	13.9	9,817,421
Materials	14.4	10,129,165
Real Estate	2.4	1,677,955
Utilities	0.7	532,954
	100.0%	$70,543,079

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Automobiles & Components: 5.4%
4,935,000	Astra International Tbk PT #	$1,173,295
Banks: 25.5%
1,152,900	Bank Central Asia Tbk PT #	1,942,542
4,014,602	Bank Mandiri Persero Tbk PT #	1,141,399
3,433,332	Bank Negara Indonesia Persero Tbk PT #	800,745
8,624,700	Bank Rakyat Indonesia Tbk PT #	1,581,814
2,059,000	Bank Tabungan Negara Tbk PT #	105,296
		5,571,796
Diversified Financials: 1.1%
1,013,250	First Pacific Company Ltd. #	187,251
3,967,400	Kresna Graha Investama Tbk PT * #	64,613
		251,864
Energy: 8.5%
7,773,700	Adaro Energy Tbk PT #	464,498
2,318,597	Banpu PCL (NVDR) #	368,803
1,903,900	Tambang Batubara Bukit Asam Tbk PT #	251,649
743,369	United Tractors Tbk PT #	765,518
		1,850,468
Food, Beverage & Tobacco: 15.2%
3,507,100	Charoen Pokphand Indonesia Tbk PT #	1,055,315
1,975,900	Golden Agri-Resources Ltd. #	195,242
224,500	Gudang Garam Tbk PT #	564,056
1,077,000	Indofood Cbp Sukses Makmur Tbk PT #	671,759
2,134,000	Indofood Sukses Makmur Tbk PT #	825,563
		3,311,935
Health Care Equipment & Services: 1.6%
2,631,397	Mitra Keluarga Karyasehat Tbk PT Reg S #	346,179
Household & Personal Products: 5.6%
2,781,500	Unilever Indonesia Tbk PT #	1,230,008
Materials: 13.7%
12,547,800	Barito Pacific Tbk PT * #	549,879
1,128,500	Chandra Asri Petrochemical Tbk PT #	363,864
1,249,900	Indah Kiat Pulp and Paper Corp. Tbk PT #	305,200
876,800	Indocement Tunggal Prakarsa Tbk PT #	667,763
4,789,700	Merdeka Copper Gold Tbk PT * #	297,196
605,300	Pabrik Kertas Tjiwi Kimia Tbk PT #	147,229
1,412,700	Semen Gresik Persero Tbk PT #	656,237
		2,987,368
Media & Entertainment: 0.6%
2,729,000	Surya Citra Media Tbk PT #	129,632
Pharmaceuticals / Biotechnology: 3.3%
9,797,400	Kalbe Farma Tbk PT #	718,378
Real Estate: 3.3%
4,490,500	Bumi Serpong Damai Tbk PT * #	182,782
4,781,495	Ciputra Development Tbk PT #	128,931
18,953,900	Lippo Karawaci Tbk PT * #	154,930
7,959,000	Pakuwon Jati Tbk PT #	148,933
3,929,800	Summarecon Agung Tbk PT #	95,726
		711,302
Retailing: 4.6%
3,334,400	Ace Hardware Indonesia Tbk PT #	265,284
47,988	Jardine Cycle & Carriage Ltd. #	658,639
913,500	Matahari Department Store Tbk PT #	74,524
		998,447
Telecommunication Services: 10.1%
88,884	Telekomunikasi Indonesia Persero Tbk PT (ADR) †	1,711,017
5,176,100	Tower Bersama Infrastructure Tbk PT #	287,147
1,766,375	XL Axiata Tbk PT * #	215,292
		2,213,456
Transportation: 0.7%
1,058,350	Jasa Marga Persero Tbk PT #	164,017
Utilities: 1.1%
5,066,700	Perusahaan Gas Negara Tbk PT #	238,716
Total Common Stocks (Cost: $46,150,121)		21,896,861
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2% (Cost: $925,477)
Money Market Fund: 4.2%
925,477	State Street Navigator Securities Lending Government Money Market Portfolio	925,477
Total Investments: 104.5% (Cost: $47,075,598)		22,822,338
Liabilities in excess of other assets: (4.5)%		(978,937)
NET ASSETS: 100.0%		$21,843,401

Definitions:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $879,725.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $20,185,844 which represents 92.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.7%	$2,343,088
Consumer Discretionary	9.9	2,171,742
Consumer Staples	20.7	4,541,943
Energy	8.5	1,850,468
Financials	26.6	5,823,660
Health Care	4.9	1,064,557
Industrials	0.8	164,017
Materials	13.6	2,987,368
Real Estate	3.2	711,302
Utilities	1.1	238,716
	100.0%	$21,896,861

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 15.3%
377,010	Bank Hapoalim BM #	$2,261,580
481,422	Bank Leumi Le-Israel BM #	2,657,582
17,234	First International Bank of Israel Ltd. #	416,856
389,862	Israel Discount Bank Ltd. #	1,138,087
43,193	Mizrahi Tefahot Bank Ltd. #	795,907
5,932	Union Bank of Israel #	22,581
		7,292,593
Capital Goods: 5.7%
8,144	Ashtrom Group Ltd. #	90,616
1,651	Bet Shemesh Engines Holdings 1997 Ltd. #	41,095
7,689	Caesarstone Ltd. (USD)	81,273
8,272	Elbit Systems Ltd. #	1,073,177
3,070	Elco Holdings Ltd. #	101,729
559	Electra Ltd. #	232,925
1,771	Ham-Let Israel-Canada Ltd. * #	25,533
36,565	Inrom Construction Industries Ltd. #	125,936
13,744	Kornit Digital Ltd. (USD) * †	342,088
950	Plasson Industries Ltd. #	31,031
10,525	RADA Electronic Industries Ltd. (USD) *	36,838
2,001	Scope Metals Group Ltd. #	32,690
38,520	Shapir Engineering and Industry Ltd. #	247,455
67,192	Shikun & Binui Ltd. #	236,904
		2,699,290
Commercial & Professional Services: 0.2%
1,608	Danel Adir Yeoshua Ltd. #	112,226
Consumer Durables & Apparel: 0.4%
3,075	Delta-Galil Industries Ltd. #	47,438
3,252	Electra Consumer Products Ltd. #	57,178
13,897	Maytronics Ltd. #	86,989
		191,605
Consumer Services: 0.5%
113,982	888 Holdings Plc #	173,858
1,361	Fattal Holdings Ltd. #	45,914
		219,772
Diversified Financials: 1.6%
16,201	Altshuler Shaham Provident Funds & Pension Ltd. #	57,318
44,679	Isracard Ltd.	120,051
7,034	Nawi Brothers Ltd. * #	28,005
32,757	Plus500 Ltd. (GBP) #	432,549
33,383	Tel Aviv Stock Exchange Ltd. * #	112,641
		750,564
Energy: 1.5%
1,464	Delek Group Ltd. #	38,364
27,036	Energean Oil & Gas Plc * † #	192,211
11,840	Naphtha Israel Petroleum Corp. Ltd. * #	41,676
552,047	Oil Refineries Ltd. #	150,234
3,324	Paz Oil Co. Ltd. #	277,917
22,589	Tamar Petroleum Ltd. Reg S 144A #	11,656
		712,058
Food & Staples Retailing: 1.0%
2,481	Rami Levi Chain Stores Hashikma Marketing Ltd. #	137,086
58,981	Shufersal Ltd. #	334,151
		471,237
Food, Beverage & Tobacco: 1.0%
628	Neto ME Holdings Ltd. #	28,863
16,556	Strauss Group Ltd. #	435,431
		464,294
Health Care Equipment & Services: 4.3%
5,512	Brainsway Ltd. * #	20,317
3,933	Inmode Ltd. (USD) *	84,560
14,765	Intercure Ltd. * #	17,891
28,974	Mediterranean Towers Ltd. #	53,679
27,873	Novocure Ltd. (USD) *	1,876,968
		2,053,415
Insurance: 1.6%
13,814	Clal Insurance Enterprises Holdings Ltd. * #	114,058
36,420	Harel Insurance Investments & Financial Services Ltd. #	197,337
2,467	IDI Insurance Co. Ltd. #	66,084
7,419	Menorah Mivtachim Holdings Ltd. #	83,793
112,817	Migdal Insurance & Financial Holdings Ltd. #	58,703
48,093	Phoenix Holdings Ltd. #	229,523
		749,498
Materials: 1.9%
783	Hadera Paper Ltd. #	28,919
230,854	Israel Chemicals Ltd. #	736,082
1,218	Israel Corp. Ltd. * #	123,088
		888,089
Media & Entertainment: 0.1%
26,921	Taptica international Ltd. (GBP) *	46,733
55,600	XLMedia Plc (GBP) #	10,581
		57,314
Pharmaceuticals / Biotechnology: 8.4%
21,071	Compugen Ltd. (USD) *	152,975
20,359	Foamix Pharmaceuticals Ltd. (USD) * † # ∞	12,317
4,415	Galmed Pharmaceuticals Ltd. (USD) *	15,276
9,632	Intec Pharma Ltd. (USD) *	1,831
7,877	Kamada Ltd. * #	47,991
4,802	Pluristem Therapeutics, Inc. (USD) *	17,623
11,044	Redhill Biopharma Ltd. (ADR) * †	50,029
3,061	Taro Pharmaceutical Industries Ltd. (USD) *	187,333
380,201	Teva Pharmaceutical Industries Ltd. * #	3,382,362
5,814	UroGen Pharma Ltd. * †	103,722
		3,971,459
Real Estate: 7.6%
6,089	Africa Israel Properties Ltd. * #	153,578
24,109	Airport City Ltd. * #	351,248
37,938	Alony Hetz Properties & Investments Ltd. #	436,373
1,777	Alrov Properties and Lodgings Ltd. #	48,697
55,191	Amot Investments Ltd. #	324,317
10,955	Ashtrom Properties Ltd. #	51,962
12,339	Azrieli Group Ltd. #	706,295
336	Bayside Land Corp. #	194,669
1,959	Big Shopping Centers Ltd. #	141,438
1,631	Blue Square Real Estate Ltd. #	64,531
1,629	Brack Capital Properties NV (ILS) * #	132,872
25,047	Gazit-Globe Ltd. #	191,438
86,829	Industrial Buildings Corp. * #	187,328
550	Isras Investment Co. Ltd. #	99,839
6,727	Mega Or Holdings Ltd. #	164,734
5,380	Melisron Ltd. #	207,369
719	Property & Building Corp. #	44,825
10,599	Summit Real Estate Holdings Ltd. #	95,835
		3,597,348
Retailing: 0.4%
12,164	Delek Automotive Systems Ltd. #	47,267
3,358	Fiverr International Ltd. (USD) * †	84,521
2,334	Fox Wizel Ltd. #	77,216
		209,004
Semiconductor: 9.6%
7,297	Camtek Ltd. (USD) †	61,441
7,203	Ceva, Inc. (USD) *	179,571
7,246	DSP Group, Inc. (USD) *	97,096
17,635	Mellanox Technologies Ltd. (USD) * †	2,139,478
8,244	Nova Measuring Instruments Ltd. * #	271,224
16,204	SolarEdge Technologies, Inc. (USD) *	1,326,784
31,772	Tower Semiconductor Ltd. (USD) * †	505,810
		4,581,404
Software & Services: 31.9%
10,702	Allot Communications Ltd. (USD) * †	101,134
45,582	Amdocs Ltd.	2,505,643
40,368	Check Point Software Technologies Ltd. (USD) *	4,058,599
12,518	CyberArk Software Ltd. (USD) *	1,071,040
12,313	ForeScout Technologies, Inc. * †	388,968
2,337	Formula Systems Ltd. #	129,182
4,829	Hilan Ltd. #	150,609
20,187	LivePerson, Inc. (USD) * †	459,254
7,976	Magic Software Enterprises Ltd. (USD)	64,127
10,439	Matrix IT Ltd. #	169,966
19,298	NICE Systems Ltd. * #	2,793,599
8,465	Sapiens International Corp. NV (USD)	161,004
63,691	Splitit Payments Ltd. * #	12,632
4,222	Tufin Software Technologies Ltd. (USD) * †	37,069
9,793	Varonis Systems, Inc. * †	623,520
20,472	Verint Systems, Inc. *	880,296
15,898	Wix.com Ltd. (USD) * †	1,602,836
		15,209,478
Technology Hardware & Equipment: 2.2%
7,148	AudioCodes Ltd. (USD) †	170,766
112,748	BATM Advanced Communications (GBP) * #	62,761
20,400	Ceragon Networks Ltd. (USD) * †	25,704
8,750	Gilat Satellite Networks Ltd. #	64,666
6,604	Ituran Location and Control Ltd. (USD) †	93,843
9,480	Powerfleet, Inc. *	32,801
13,551	Radware Ltd. (USD) *	285,520
2,096	Silicom Ltd. (USD) * †	56,592
17,109	Stratasys Ltd. (USD) * †	272,889
		1,065,542
Telecommunication Services: 1.5%
674,770	Bezeq The Israeli Telecommunication Corp. Ltd. * #	490,694
20,342	Cellcom Israel Ltd. * #	59,102
48,529	Partner Communications Co. Ltd. * #	181,487
		731,283
Transportation: 0.0%
94,017	El Al Israel Airlines * #	18,438
Utilities: 3.4%
53,436	Energix-Renewable Energies Ltd. * #	152,527
208,595	Enlight Renewable Energy Ltd. * #	208,187
9,298	Kenon Holdings Ltd. (ILS) #	135,492
13,716	OPC Energy Ltd. #	95,706
15,311	Ormat Technologies, Inc.	1,035,942
		1,627,854
Total Common Stocks (Cost: $46,938,551)		47,673,765
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8% (Cost: $834,447)
Money Market Fund: 1.8%
834,447	State Street Navigator Securities Lending Government Money Market Portfolio	834,447
Total Investments: 101.9% (Cost: $47,772,998)		48,508,212
Liabilities in excess of other assets: (1.9)%		(882,971)
NET ASSETS: 100.0%		$47,625,241

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
ILS	New Israeli Shekel
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,768,379.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,234,217 which represents 55.1% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $11,656, or 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.7%	$788,597
Consumer Discretionary	1.3	620,381
Consumer Staples	2.0	935,531
Energy	1.5	712,058
Financials	18.4	8,792,655
Health Care	12.6	6,024,874
Industrials	5.9	2,829,954
Information Technology	43.8	20,856,424
Materials	1.9	888,089
Real Estate	7.5	3,597,348
Utilities	3.4	1,627,854
	100.0%	$47,673,765

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Australia: 23.0%
40,462,653	Aurelia Metals Ltd. #	$5,850,698
13,887,501	Dacian Gold Ltd. ‡ * † #	3,569,936
79,882,530	Evolution Mining Ltd. #	185,770,727
38,680,873	Gold Road Resources Ltd. * † #	32,719,340
31,724,013	Northern Star Resources Ltd. #	204,488,785
23,831,812	OceanaGold Corp. (CAD)	22,603,679
54,744,873	Perseus Mining Ltd. * #	30,957,459
32,750,296	Ramelius Resources Ltd. † #	20,019,528
23,817,569	Regis Resources Ltd. † #	52,670,033
38,668,804	Resolute Mining Ltd. * #	19,078,263
46,017,336	Saracen Mineral Holdings Ltd. * † #	102,966,153
40,231,115	Silver Lake Resources Ltd. * † #	34,089,334
33,168,045	St. Barbara Ltd. † #	43,576,562
17,599,788	Westgold Resources Ltd. * † #	20,352,561
		778,713,058
Canada: 49.2%
14,305,824	Alamos Gold, Inc. (USD) †	71,529,120
6,810,211	Alexco Resource Corp. (USD) ‡ *	8,308,457
4,311,500	Americas Gold & Silver Corp. (USD) *	6,639,710
39,064,477	B2Gold Corp. (USD) †	119,537,300
8,896,737	Centerra Gold, Inc. *	52,317,201
13,821,237	China Gold International Resources Corp. Ltd. * †	5,437,800
5,327,286	Dundee Precious Metals, Inc.	16,617,943
8,297,305	Eldorado Gold Corp. (USD) ‡ * †	51,194,372
7,591,637	Endeavour Silver Corp. (USD) ‡ * †	10,172,794
8,606,812	Equinox Gold Corp. *	56,840,575
9,396,971	First Majestic Silver Corp. (USD) * †	58,167,250
8,245,541	Fortuna Silver Mines, Inc. (USD) ‡ * †	19,047,200
7,296,656	Gold Standard Ventures Corp. (USD) * †	3,641,031
3,440,032	Golden Star Resources Ltd. (USD) * †	8,565,680
2,676,424	Gran Colombia Gold Corp. * †	7,615,497
1,689,860	Great Bear Resources Ltd. * †	7,064,086
16,759,702	Great Panther Silver Ltd. (USD) ‡ *	5,165,340
20,697,770	IAMGOLD Corp. (USD) *	47,190,916
10,574,131	K92 Mining, Inc. * †	21,989,973
52,312,492	Kinross Gold Corp. (USD) * †	208,203,718
4,090,260	Lundin Gold, Inc. * †	22,500,956
3,363,750	MAG Silver Corp. (USD) * †	25,833,600
17,598,862	McEwen Mining, Inc. (USD) * †	11,629,328
29,749,204	New Gold, Inc. (USD) *	15,189,944
11,253,555	NovaGold Resources, Inc. (USD) * †	83,051,236
7,753,010	Novo Resources Corp. * †	9,042,046
4,863,465	Osisko Gold Royalties Ltd. (USD) †	36,184,180
10,145,353	Osisko Mining, Inc. * †	15,894,992
9,565,891	Pan American Silver Corp. (USD) * #	3,252,403
10,434,337	Pan American Silver Corp. (USD) †	149,524,049
8,815,899	Premier Gold Mines Ltd. * †	7,370,583
7,098,834	Pretium Resources, Inc. (USD) * †	40,250,389
16,140,293	Roxgold, Inc. * †	9,298,514
26,748,278	Royal Nickel Corp. * †	5,825,669
8,480,286	Sandstorm Gold Ltd. (USD) * †	42,486,233
2,758,608	Seabridge Gold, Inc. (USD) * †	25,792,985
13,190,862	Semafo, Inc. *	25,300,210
9,299,642	Silvercorp Metals, Inc. (USD) ‡	30,409,829
4,747,437	SilverCrest Metals, Inc. (USD) * †	24,781,621
6,120,499	SSR Mining, Inc. (USD) * †	69,651,279
1,694,754	Sulliden Mining Capital, Inc. *	41,674
6,418,767	Teranga Gold Corp. *	31,161,471
2,879,457	Torex Gold Resources, Inc. *	27,573,681
6,388,595	Wesdome Gold Mines Ltd. * †	33,169,436
47,263,917	Yamana Gold, Inc. (USD) †	129,975,772
		1,660,438,043
China / Hong Kong: 1.2%
19,287,400	Real Gold Mining Ltd. * # ∞	2
39,009,000	Zhaojin Mining Industry Co. Ltd. #	39,210,661
		39,210,663
Indonesia: 1.0%
563,218,400	Merdeka Copper Gold Tbk PT * #	34,947,165
Mexico: 3.9%
10,529,586	Fresnillo Plc (GBP) #	86,359,059
7,042,781	Industrias Penoles, SAB de CV	47,397,690
		133,756,749
Monaco: 1.5%
3,518,540	Endeavour Mining Corp. (CAD) *	49,464,984
Peru: 2.8%
10,212,603	Cia de Minas Buenaventura SAA (ADR)	74,449,876
14,484,917	Hochschild Mining Plc (GBP) #	18,894,939
		93,344,815
Russia: 0.9%
12,271,475	Highland Gold Mining Ltd. (GBP) #	29,563,186
South Africa: 10.0%
32,817,346	Gold Fields Ltd. (ADR) †	155,882,394
26,670,311	Harmony Gold Mining Co. Ltd. (ADR) * †	58,141,278
25,991,999	Sibanye Stillwater Ltd. (ADR) * †	122,682,235
		336,705,907
Turkey: 0.7%
2,614,889	Koza Altin Isletmeleri AS * #	24,209,924
United Kingdom: 1.9%
43,606,388	Centamin Plc #	64,630,924
United States: 3.5%
12,463,902	Alacer Gold Corp. (CAD) *	39,755,587
8,207,549	Argonaut Gold, Inc. (CAD) *	6,227,669
9,308,499	Coeur Mining, Inc. *	29,880,282
3,266,588	Gold Resource Corp.	8,983,117
18,976,683	Hecla Mining Co.	34,537,563
		119,384,218
Total Common Stocks (Cost: $4,263,252,835)		3,364,369,636
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $102,629,941)
Money Market Fund: 3.1%
102,629,941	State Street Navigator Securities Lending Government Money Market Portfolio	102,629,941
Total Investments: 102.7% (Cost: $4,365,882,776)		3,466,999,577
Liabilities in excess of other assets: (2.7)%		(89,579,152)
NET ASSETS: 100.0%		$3,377,420,425

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $141,765,234.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,057,177,639 which represents 31.3% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.4%	$82,317,301
Environmental & Facilities Ser	0.3	8,308,457
Gold	81.7	2,749,429,215
Precious Metals & Minerals	5.2	174,475,036
Silver	10.4	349,839,627
	100.0%	$3,364,369,636

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20
Alexco Resource Corp.	$—	$10,622,395	$(881,371)	$102,998	$—	$(1,535,565)	$8,308,457
Argonaut Gold, Inc.	14,435,644	3,170,938	(4,111,182)	(2,242,982)	—	(5,024,749)	—	(a)
Dacian Gold Ltd.	13,018,355	5,433,892	(3,266,695)	(324,071)	—	(11,291,545)	3,569,936
Detour Gold Corp.	181,734,099	1,177,961	(165,579,677)	42,521,899	—	(59,854,282)	—
Eldorado Gold Corp.	73,147,045	22,293,276	(26,928,331)	(4,405,001)	—	(12,912,617)	51,194,372
Endeavour Silver Corp.	20,422,974	4,657,768	(5,725,223)	(3,407,252)	—	(5,775,473)	10,172,794
First Majestic Silver Corp.	124,793,167	26,032,506	(30,942,793)	(2,044,146)	—	(59,671,484)	—	(a)
Fortuna Silver Mines, Inc.	34,976,747	8,726,407	(9,099,887)	(1,385,057)	—	(14,171,010)	19,047,200
Gold Resource Corp.	19,463,815	4,624,340	(5,097,575)	(266,414)	34,966	(9,741,049)	—	(a)
Great Panther Silver Ltd.	9,618,682	2,814,817	(3,256,120)	(2,591,536)	—	(1,420,503)	5,165,340
Harmony Gold Mining Co. Ltd.	109,086,669	31,581,803	(38,511,194)	3,431,253	—	(47,447,253)	—	(a)
IAMGOLD Corp.	89,982,908	22,061,258	(29,306,640)	(13,677,882)	—	(21,868,728)	—	(a)
Pan American Silver Corp.	281,572,897	75,977,053	(92,863,030)	(11,173,858)	593,702	(103,989,013)	—	(a)
Perseus Mining Ltd.	52,403,324	14,272,815	(18,323,079)	3,896,819	—	(21,292,420)	—	(a)
Ramelius Resources Ltd.	31,267,811	8,727,276	(10,330,587)	2,766,487	—	(12,411,459)	—	(a)
Regis Resources Ltd.	81,384,318	23,333,177	(29,320,019)	(5,514,039)	1,426,356	(17,213,404)	—	(a)
Roxgold, Inc.	15,552,339	4,336,099	(5,882,491)	(1,561,248)	—	(3,146,185)	—	(a)
Royal Nickel Corp.	12,503,299	2,856,868	(3,649,167)	(2,444,778)	—	(3,440,553)	—	(a)
Sandstorm Gold Ltd.	69,904,229	19,035,533	(22,985,450)	1,691,897	—	(25,159,976)	—	(a)
Silver Lake Resources Ltd.	41,916,219	14,486,432	(17,236,257)	5,650,781	—	(10,727,841)	—	(a)
Silvercorp Metals, Inc.	58,986,781	42,267,088	(45,857,746)	636,215	—	(25,622,509)	30,409,829
SSR Mining, Inc.	134,317,641	36,233,499	(44,305,657)	4,983,589	—	(61,577,794)	—	(a)
St. Barbara Ltd.	71,165,348	19,380,571	(23,746,880)	(8,796,623)	1,028,256	(14,425,854)	—	(a)
Wesdome Gold Mines Ltd.	65,233,780	17,901,355	(26,509,672)	2,647,087	—	(26,103,114)	—	(a)
Yamana Gold, Inc.	212,879,242	67,078,972	(82,868,311)	5,639,353	610,185	(72,753,484)	—	(a)
	$1,819,767,333	$489,084,099	$(746,585,034)	$14,133,491	$3,693,465	$(648,577,864)	$127,867,928

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Austria: 2.4%
56,247	Verbund - Oesterreichische Elektrizis AG † #	$2,018,225
Brazil: 1.3%
88,100	Cosan Ltd. (USD) *	1,083,630
Canada: 4.1%
37,692	Canadian Solar, Inc. (USD) * †	599,680
142,398	Northland Power, Inc. †	2,810,243
		3,409,923
China / Hong Kong: 2.9%
2,566,000	China Longyuan Power Group Corp. Ltd. #	1,400,872
34,760	JinkoSolar Holding Co. Ltd. (ADR) * †	516,186
594,180	Xinjiang Goldwind Science & Technology Co. Ltd. #	512,434
		2,429,492
Denmark: 8.7%
88,956	Vestas Wind Systems A/S #	7,204,222
Spain: 3.3%
185,671	Siemens Gamesa Renewable Energy SA #	2,725,753
Sweden: 5.2%
301,337	Nibe Industrier AB #	4,352,003
Thailand: 1.7%
1,417,300	Energy Absolute PCL (NVDR) #	1,453,784
United States: 70.4%
32,729	Acuity Brands, Inc.	2,803,566
107,303	AMETEK, Inc.	7,727,962
24,046	Badger Meter, Inc.	1,288,866
102,055	Covanta Holding Corp.	872,570
88,971	Cree, Inc. *	3,154,912
95,431	Eaton Corp. Plc	7,414,034
34,929	EnerSys, Inc.	1,729,684
66,137	Enphase Energy, Inc. *	2,135,564
62,720	First Solar, Inc. * †	2,261,683
31,807	Franklin Electric Co. Inc.	1,499,064
29,374	Itron, Inc. *	1,639,950
116,257	Microchip Technology, Inc. †	7,882,225
42,154	Ormat Technologies, Inc.	2,852,140
24,303	Power Integrations, Inc.	2,146,684
32,188	Renewable Energy Group, Inc. *	660,820
70,736	SunPower Corp. * †	358,631
82,891	Sunrun, Inc. *	837,199
12,925	Tesla, Inc. *	6,772,700
35,023	Universal Display Corp.	4,615,331
		58,653,585
Total Common Stocks (Cost: $73,451,424)		83,330,617
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $199,435)
Money Market Fund: 0.2%
199,435	State Street Navigator Securities Lending Government Money Market Portfolio	199,435
Total Investments: 100.2% (Cost: $73,650,859)		83,530,052
Liabilities in excess of other assets: (0.2)%		(207,418)
NET ASSETS: 100.0%		$83,322,634

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,383,939.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $19,667,293 which represents 23.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	8.1%	$6,772,700
Energy	2.1	1,744,450
Industrials	45.2	37,678,491
Information Technology	31.9	26,599,712
Utilities	12.7	10,535,264
	100.0%	$83,330,617

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Argentina: 0.1%
6,925	Adecoagro SA (USD) *	$26,938
1,587	YPF SA (ADR) †	6,618
		33,556
Australia: 4.9%
6,035	AGL Energy Ltd. #	62,845
39,853	Alumina Ltd. † #	35,539
14,545	Bega Cheese Ltd. † #	40,676
49,673	BHP Group Ltd. † #	896,665
8,814	BlueScope Steel Ltd. #	45,917
2,291	Caltex Australia Ltd. #	30,782
27,808	Costa Group Holdings Ltd. #	46,930
10,116	Elders Ltd. #	46,533
22,695	Evolution Mining Ltd. #	52,778
28,581	Fortescue Metals Group Ltd. #	174,282
15,195	GrainCorp. Ltd. * #	29,150
7,131	Iluka Resources Ltd. #	30,005
11,008	Newcrest Mining Ltd. #	150,420
19,828	Nufarm Ltd. * † #	61,035
12,169	Oil Search Ltd. #	17,561
16,124	Origin Energy Ltd. #	43,114
16,243	Santos Ltd. #	33,194
15,090	Saracen Mineral Holdings Ltd. * † #	33,765
82,346	South32 Ltd. #	90,452
8,645	Woodside Petroleum Ltd. † #	95,453
		2,017,096
Austria: 0.3%
128	Mayr-Melnhof Karton AG #	15,917
1,321	OMV AG #	35,966
802	Verbund - Oesterreichische Elektrizis AG † #	28,777
2,109	Voestalpine AG #	42,334
		122,994
Brazil: 2.1%
4,024	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	29,697
10,771	Cia Siderurgica Nacional SA (ADR) †	14,110
1,400	Cosan S.A. Industria e Comercio	14,511
17,795	Gerdau SA (ADR) †	33,988
16,150	Klabin SA	49,790
17,069	Petroleo Brasileiro S.A. (ADR)	93,880
6,350	SLC Agricola SA	27,792
7,850	Suzano SA	54,169
66,889	Vale SA (ADR)	554,510
		872,447
Canada: 11.3%
3,433	Agnico-Eagle Mines Ltd. (USD)	136,599
5,600	Alamos Gold, Inc.	27,816
6,173	Algonquin Power & Utilities Corp. †	82,185
14,754	B2Gold Corp.	44,158
25,455	Barrick Gold Corp. (USD)	466,336
876	Boralex Inc	15,386
10,890	Canadian Natural Resources Ltd. (USD)	147,560
9,355	Cenovus Energy, Inc. †	18,666
3,068	Centerra Gold, Inc. *	18,041
18,572	Enbridge, Inc. (USD)	540,260
2,623	First Majestic Silver Corp. * †	16,070
10,821	First Quantum Minerals Ltd.	54,662
2,699	Franco-Nevada Corp.	266,629
2,765	Husky Energy, Inc. †	6,877
6,700	IAMGOLD Corp. * †	15,063
2,115	Imperial Oil Ltd. (USD) †	23,836
1,517	Innergex Renewable Energy, Inc.	20,410
17,952	Kinross Gold Corp. (USD) *	71,449
3,820	Kirkland Lake Gold Ltd.	111,244
803	Lundin Gold, Inc. *	4,417
10,792	Lundin Mining Corp.	40,109
898	Methanex Corp.	10,807
3,432	NovaGold Resources, Inc. (USD) *	25,328
42,744	Nutrien Ltd. (USD)	1,450,731
2,052	Osisko Gold Royalties Ltd. †	15,138
3,001	Pan American Silver Corp. (USD)	43,004
5,022	Pembina Pipeline Corp. †	93,147
2,601	Pretium Resources, Inc. * †	14,674
1,763	SSR Mining, Inc. (USD) *	20,063
14,005	Suncor Energy, Inc. (USD)	221,279
8,609	TC Energy Corp. (USD)	381,379
8,207	Teck Resources Ltd. (USD)	62,045
1,251	TransAlta Renewables Inc †	13,069
751	West Fraser Timber Co. Ltd.	14,162
6,403	Wheaton Precious Metals Corp. (USD)	176,275
13,608	Yamana Gold, Inc. (USD)	37,422
		4,706,296
Chile: 0.8%
32,164	Aguas Andinas SA	9,510
5,824	Antofagasta Plc (GBP) #	55,526
16,768	Empresas CMPC SA #	35,869
21,967	Hortifrut SA #	19,610
8,532	Sociedad Quimica y Minera de Chile SA (ADR)	192,397
		312,912
China / Hong Kong: 1.8%
62,700	Aluminum Corp. of China Ltd. * #	12,318
24,840	Angang Steel Co. Ltd. † #	6,479
121,375	China BlueChemical Ltd. #	18,641
19,600	China Coal Energy Co. Ltd. #	5,392
18,100	China Gas Holdings Ltd. #	62,603
27,700	China Hongqiao Group Ltd. #	11,709
36,729	China Longyuan Power Group Corp. Ltd. #	20,052
60,000	China Molybdenum Co. Ltd. † #	16,498
14,100	China Oilfield Services Ltd. (Class H) #	10,767
233,527	China Petroleum & Chemical Corp. #	114,130
31,291	China Shenhua Energy Co. Ltd. #	59,137
147,779	CNOOC Ltd. #	153,605
41,700	Fosun International Ltd. #	47,883
20,800	Huadian Fuxin Energy Corp Ltd #	3,411
19,400	Jiangxi Copper Co. Ltd. (Class H) #	17,806
37,000	Kunlun Energy Co. Ltd. #	21,388
18,200	Lee & Man Paper Manufacturing Ltd. #	10,919
13,700	Maanshan Iron and Steel Co. Ltd. (Class H) † #	4,264
24,657	Nine Dragons Paper Holdings Ltd. #	22,345
193,640	PetroChina Co. Ltd. (Class-H) #	70,200
14,000	Yanzhou Coal Mining Co. Ltd. #	10,848
14,300	Zhaojin Mining Industry Co. Ltd. #	14,374
81,161	Zijin Mining Group Ltd. #	30,407
		745,176
Denmark: 0.9%
3,574	Bakkafrost P/F (NOK) #	167,667
2,342	Vestas Wind Systems A/S #	189,670
		357,337
Finland: 0.5%
3,951	Neste Oil Oyj #	130,688
9,127	Stora Enso Oyj (R Shares) #	90,792
		221,480
France: 2.4%
371	Neoen SA Reg S 144A * #	11,554
4,992	Suez #	50,456
21,959	Total SA #	823,150
6,093	Veolia Environnement SA #	128,030
		1,013,190
Germany: 0.9%
25,818	E.ON SE #	263,476
1,007	Encavis AG #	10,020
4,875	Suedzucker AG #	69,315
8,300	ThyssenKrupp AG * #	43,494
		386,305
Hungary: 0.1%
4,435	MOL Hungarian Oil & Gas Plc #	25,894
India: 1.1%
14,232	Reliance Industries Ltd. 144A (GDR)	435,890
Indonesia: 0.0%
38,200	Indah Kiat Pulp and Paper Corp. Tbk PT #	9,328
18,500	Pabrik Kertas Tjiwi Kimia Tbk PT #	4,500
		13,828
Ireland: 0.2%
3,555	Smurfit Kappa Group Plc (GBP) #	100,241
Israel: 0.5%
2,001	Energix-Renewable Energies Ltd. * #	5,712
51,509	Israel Chemicals Ltd. #	164,237
276	Israel Corp. Ltd. * #	27,892
		197,841
Italy: 0.6%
23,336	ENI S.p.A. #	230,713
Japan: 6.1%
1,700	Daio Paper Corp. † #	22,753
3,417	Hitachi Metals Ltd. † #	35,724
1,800	Hokuto Corp. #	31,314
1,900	Idemitsu Kosan Co. Ltd. † #	43,192
9,900	Inpex Corp. #	55,318
9,764	JFE Holdings, Inc. #	63,019
29,600	JXTG Holdings, Inc. #	100,457
86,400	Kubota Corp. #	1,094,548
7,400	Kumiai Chemical Industry Co. Ltd. † #	56,723
1,365	Kurita Water Industries Ltd. #	31,192
3,336	Maruha Nichiro Corp. #	69,336
2,200	Mitsubishi Materials Corp. † #	44,796
1,700	Nippon Paper Industries Co. Ltd. † #	24,074
16,000	Nippon Steel Corp. † #	135,846
23,314	Nippon Suisan Kaisha Ltd. #	102,190
18,750	Nisshin Seifun Group, Inc. #	311,547
14,276	Oji Holdings Corp. #	75,591
3,670	Rengo Co. Ltd. #	28,414
2,700	Sakata Seed Corp. #	81,589
2,483	Sumitomo Forestry Co. Ltd. #	31,575
4,700	Sumitomo Metal Mining Ltd. #	95,706
		2,534,904
Luxembourg: 0.3%
10,799	Arcelormittal #	101,425
2,165	Tenaris SA (ADR)	26,088
895	Ternium SA (ADR)	10,651
		138,164
Malaysia: 1.2%
114,239	Felda Global Ventures Holdings Bhd * #	22,601
25,351	Genting Plantation Bhd #	55,643
145,294	IOI Corp. Bhd #	133,947
23,978	Kuala Lumpur Kepong Bhd #	116,276
1,700	Petronas Dagangan Bhd #	8,388
39,200	PPB Group Bhd #	148,630
26,600	Press Metal Aluminium Holdings Bhd #	20,348
		505,833
Mexico: 0.6%
2,637	Fresnillo Plc (GBP) #	21,628
16,390	Gruma, SAB de CV	126,925
53,814	Grupo Mexico, SAB de CV	100,337
1,762	Industrias Penoles, SAB de CV	11,858
		260,748
Monaco: 0.0%
1,086	Endeavour Mining Corp. (CAD) *	15,267
Netherlands: 1.6%
6,288	OCI NV * † #	74,757
34,359	Royal Dutch Shell Plc (GBP) #	575,342
		650,099
Norway: 2.7%
10,106	Equinor ASA #	124,728
33,564	Mowi ASA #	502,416
23,046	Norsk Hydro ASA #	49,196
1,398	Norway Royal Salmon ASA #	27,804
13,007	Yara International ASA #	407,175
		1,111,319
Peru: 0.2%
3,227	Cia de Minas Buenaventura SAA (ADR)	23,525
1,436	Southern Copper Corp. (USD) †	40,438
		63,963
Poland: 0.2%
2,296	KGHM Polska Miedz SA * #	32,682
2,667	Polski Koncern Naftowy Orlen SA #	35,544
14,842	Polskie Gornictwo Naftowe I Gazownictwo SA #	12,208
		80,434
Portugal: 0.1%
3,961	Galp Energia, SGPS, SA #	45,067
3,316	Navigator Co. SA #	7,831
		52,898
Russia: 3.3%
8,821	Evraz Plc (GBP) #	25,194
55,377	Gazprom PJSC (ADR) #	251,120
3,870	Lukoil PJSC (ADR) #	228,066
10,149	MMC Norilsk Nickel PJSC (ADR)	251,394
919	Novatek PJSC Reg S (GDR)	104,208
1,922	Novolipetsk Steel PJSC Reg S (GDR) #	29,877
10,145	PhosAgro PJSC Reg S (GDR)	103,629
3,973	Polymetal International Plc (GBP) #	67,882
10,695	Rosneft Oil Co. PJSC Reg S (GDR) #	43,049
3,201	Severstal PAO Reg S (GDR) #	35,071
32,773	Surgutneftegas PJSC (ADR) #	135,786
2,283	Tatneft PJSC (ADR)	95,257
		1,370,533
Singapore: 0.8%
494,119	Golden Agri-Resources Ltd. #	48,825
132,164	Wilmar International Ltd. #	298,352
		347,177
South Africa: 0.9%
888	Anglo American Platinum Ltd. #	37,147
5,944	AngloGold Ashanti Ltd. (ADR)	98,849
2,838	Astral Foods Ltd. #	30,376
11,864	Gold Fields Ltd. (ADR)	56,354
6,638	Harmony Gold Mining Co. Ltd. (ADR) *	14,471
11,440	Impala Platinum Holdings Ltd. † #	47,734
924	Kumba Iron Ore Ltd. #	14,428
6,569	Northam Platinum Ltd. * #	25,099
5,259	Sasol Ltd. * #	10,909
30,641	Sibanye Stillwater Ltd. *	38,722
		374,089
South Korea: 0.9%
1,441	Hyundai Steel Co. #	21,068
214	Korea Zinc Co. Ltd. #	62,278
1,192	POSCO #	156,853
517	SK Energy Co. Ltd. #	36,581
433	SK Holdings Co. Ltd. #	59,228
372	S-Oil Corp. #	17,282
600	Woongjin Coway Co. Ltd. #	28,382
		381,672
Spain: 0.5%
2,558	Acerinox SA #	17,129
1,746	EDP Renovaveis SA #	20,900
13,493	Repsol YPF SA #	119,758
2,647	Siemens Gamesa Renewable Energy SA #	38,859
		196,646
Sweden: 0.7%
2,637	Billerudkorsnas AB † #	28,709
4,615	Boliden AB #	82,666
1,481	Holmen AB † #	40,089
1,732	Lundin Energy AB #	32,644
10,655	SSAB AB (B Shares) † #	23,216
9,029	Svenska Cellulosa AB † #	89,213
		296,537
Switzerland: 0.4%
100,227	Glencore Plc (GBP) #	151,436
Taiwan: 0.6%
212,472	China Steel Corp. #	133,094
15,920	Formosa Petrochemical Corp. #	42,504
56,200	Taiwan Fertilizer Co. Ltd. #	77,204
		252,802
Thailand: 0.3%
20,200	Energy Absolute PCL (NVDR) #	20,720
12,700	PTT Exploration & Production PCL (NVDR) #	25,848
78,600	PTT PCL (NVDR) #	72,666
		119,234
Turkey: 0.1%
23,036	Eregli Demir ve Celik Fabrikalari TAS #	26,193
1,126	Tupras-Turkiye Petrol Rafinerileri AS * #	12,859
		39,052
United Kingdom: 6.7%
20,481	Anglo American Plc #	358,280
694	Atlantica Yield plc (USD)	15,476
174,668	BP Plc #	715,064
16,551	Centamin Plc #	24,531
53,395	Centrica Plc #	25,116
74,128	CNH Industrial NV (USD) †	415,858
20,455	DS Smith Plc #	69,211
3,827	KAZ Minerals Plc † #	16,568
7,237	Mondi Plc #	121,917
4,957	Pennon Group Plc #	66,166
16,802	Rio Tinto Plc #	768,908
2,802	Severn Trent Plc #	79,179
3,854	TechnipFMC Plc (USD)	25,976
8,030	United Utilities Group Plc #	89,732
		2,791,982
United States: 43.3%
4,674	AGCO Corp.	220,847
3,131	Alcoa Corp. *	19,287
434	American States Water Co.	35,475
3,450	Apache Corp.	14,421
41,532	Archer-Daniels-Midland Co.	1,461,096
6,916	Arconic, Inc. *	111,071
5,962	Baker Hughes Co.	62,601
10,583	Bunge Ltd.	434,221
3,655	Cabot Oil & Gas Corp.	62,829
572	California Water Service Group	28,783
2,260	Cal-Maine Foods, Inc.	99,395
16,127	CF Industries Holdings, Inc.	438,654
2,284	Cheniere Energy, Inc. *	76,514
17,241	Chevron Corp.	1,249,283
927	Clearway Energy, Inc.	17,428
1,804	Concho Resources, Inc.	77,301
9,918	ConocoPhillips	305,474
783	Continental Resources, Inc. †	5,982
1,269	Cree, Inc. *	44,999
12,214	Darling International, Inc. *	234,142
23,397	Deere & Co.	3,232,530
3,513	Devon Energy Corp.	24,275
1,452	Diamondback Energy, Inc.	38,042
853	Domtar Corp.	18,459
5,338	EOG Resources, Inc.	191,741
2,624	Essential Utilities Inc	106,797
38,814	Exxon Mobil Corp.	1,473,768
894	First Solar, Inc. * †	32,238
9,634	FMC Corp.	787,001
24,487	Freeport-McMoRan Copper and Gold, Inc.	165,287
2,258	Fresh Del Monte Produce Inc	62,343
4,326	Graphic Packaging Holding Co.	52,777
8,052	Halliburton Co.	55,156
995	Helmerich & Payne, Inc.	15,572
2,376	Hess Corp.	79,121
1,367	HollyFrontier Corp.	33,505
4,980	Ingredion, Inc.	375,990
5,844	International Paper Co.	181,924
418	Itron, Inc. *	23,337
17,869	Kinder Morgan, Inc.	248,736
808	Lindsay Corp.	73,997
1,669	Louisiana-Pacific Corp.	28,673
7,300	Marathon Oil Corp.	24,017
5,957	Marathon Petroleum Corp.	140,704
3,539	National Oilwell Varco, Inc.	34,788
11,566	Newmont Mining Corp.	523,708
4,387	Noble Energy, Inc.	26,497
5,079	Nucor Corp.	182,946
8,194	Occidental Petroleum Corp.	94,887
3,791	ONEOK, Inc.	82,682
601	Ormat Technologies, Inc.	40,664
1,410	Packaging Corp. of America	122,430
4,031	Phillips 66	216,263
3,911	Pilgrim’s Pride Corp. *	70,867
1,519	Pioneer Natural Resources Co.	106,558
1,129	Reliance Steel & Aluminum Co.	98,889
1,108	Royal Gold, Inc.	97,183
12,700	Schlumberger Ltd.	171,323
18	Seaboard Corp.	50,630
305	SJW Group	17,620
9,620	Southern Co.	520,827
3,280	Steel Dynamics, Inc.	73,931
1,008	SunPower Corp. * †	5,111
2,135	Targa Resources Corp.	14,753
2,384	The Andersons, Inc.	44,700
25,714	The Mosaic Co.	278,225
8,832	Tractor Supply Co.	746,746
22,022	Tyson Foods, Inc.	1,274,413
3,754	Valero Energy Corp.	170,281
3,844	Westrock Co.	108,631
11,106	Weyerhaeuser Co.	188,247
11,119	Williams Cos, Inc.	157,334
		17,986,927
Total Common Stocks (Cost: $59,458,109)		41,514,912
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $678,489)
Money Market Fund: 1.6%
678,489	State Street Navigator Securities Lending Government Money Market Portfolio	678,489
Total Investments: 101.6% (Cost: $60,136,598)		42,193,401
Liabilities in excess of other assets: (1.6)%		(664,639)
NET ASSETS: 100.0%		$41,528,762

Definitions:
ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,348,318.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,702,607 which represents 37.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $447,444, or 1.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.9%	$806,703
Consumer Staples	16.1	6,690,179
Energy	29.2	12,113,905
Industrials	13.3	5,515,683
Information Technology	0.3	105,685
Materials	34.1	14,171,046
Real Estate	0.5	188,247
Utilities	4.6	1,923,464
	100.0%	$41,514,912

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 3.7%
28,433	Caltex Australia Ltd. #	$382,021
Austria: 4.2%
16,032	OMV AG #	436,498
Finland: 6.1%
19,233	Neste Oil Oyj #	636,175
Greece: 1.3%
11,319	Motor Oil Hellas Corinth Refineries SA #	137,447
Hungary: 4.4%
79,236	MOL Hungarian Oil & Gas Plc #	462,620
India: 8.5%
28,939	Reliance Industries Ltd. 144A (GDR)	886,329
Japan: 12.6%
10,900	Cosmo Energy Holdings Co. Ltd. #	151,517
24,368	Idemitsu Kosan Co. Ltd. #	553,952
178,500	JXTG Holdings, Inc. #	605,796
		1,311,265
Poland: 7.1%
14,692	Grupa Lotos SA #	182,614
41,992	Polski Koncern Naftowy Orlen SA #	559,637
		742,251
Portugal: 5.3%
48,073	Galp Energia, SGPS, SA #	546,955
South Korea: 10.0%
1,479	Hyundai Heavy Industries Holdings Co. Ltd. #	238,190
6,203	SK Energy Co. Ltd. #	438,898
7,882	S-Oil Corp. #	366,165
		1,043,253
Taiwan: 4.9%
190,000	Formosa Petrochemical Corp. #	507,272
Thailand: 1.8%
200,700	Thai Oil PCL (NVDR) #	185,578
Turkey: 2.3%
20,848	Tupras-Turkiye Petrol Rafinerileri AS * #	238,089
United States: 27.9%
5,516	CVR Energy, Inc.	91,179
8,473	Delek US Holdings, Inc. †	133,535
20,214	HollyFrontier Corp.	495,445
23,468	Marathon Petroleum Corp.	554,314
12,245	PBF Energy, Inc.	86,695
16,424	Phillips 66	881,148
14,564	Valero Energy Corp.	660,623
		2,902,939
Total Common Stocks: 100.1% (Cost: $19,583,181)		10,418,692
Liabilities in excess of other assets: (0.1)%		(7,808)
NET ASSETS: 100.0%		$10,410,884

Definitions:
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $104,111.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,629,424 which represents 63.7% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $886,329, or 8.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	97.7%	$10,180,502
Industrials	2.3	238,190
	100.0%	$10,418,692

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Luxembourg: 5.8%
1,248,421	Tenaris SA (ADR)	$15,043,473
Netherlands: 4.5%
1,145,769	Core Laboratories NV (USD)	11,847,252
Switzerland: 0.5%
5,172,711	Noble Corp. Plc (USD) *	1,344,905
United Kingdom: 5.4%
1,895,295	TechnipFMC Plc (USD)	12,774,288
2,917,770	Valaris Plc (USD) †	1,313,288
		14,087,576
United States: 83.7%
1,684,696	Apergy Corp. *	9,687,002
1,518,735	Baker Hughes Co.	15,946,718
1,053,685	Cactus, Inc.	12,222,746
1,396,545	Diamond Offshore Drilling, Inc. * †	2,555,677
303,396	DMC Global, Inc.	6,981,142
460,866	Dril-Quip, Inc. *	14,056,413
3,365,627	Halliburton Co.	23,054,545
3,738,888	Helix Energy Solutions Group, Inc. *	6,131,776
684,479	Helmerich & Payne, Inc.	10,712,096
10,239,265	Nabors Industries Ltd.	3,994,337
1,452,128	National Oilwell Varco, Inc.	14,274,418
3,553,494	NexTier Oilfield Solutions, Inc. *	4,157,588
2,591,970	Oceaneering International, Inc. *	7,620,392
1,148,572	Oil States International, Inc. *	2,331,601
4,709,583	Patterson-UTI Energy, Inc.	11,067,520
2,636,095	ProPetro Holding Corp. *	6,590,238
3,080,980	RPC, Inc. †	6,346,819
3,502,501	Schlumberger Ltd.	47,248,739
10,071,246	Transocean Ltd. * †	11,682,645
1,090,770	US Silica Holdings, Inc. †	1,963,386
		218,625,798
Total Common Stocks (Cost: $1,118,224,474)		260,949,004
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0% (Cost: $10,388,746)
Money Market Fund: 4.0%
10,388,746	State Street Navigator Securities Lending Government Money Market Portfolio	10,388,746
Total Investments: 103.9% (Cost: $1,128,613,220)		271,337,750
Liabilities in excess of other assets: (3.9)%		(10,072,441)
NET ASSETS: 100.0%		$261,265,309

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,855,653.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	16.4%	$42,670,468
Oil & Gas Equipment & Services	83.6	218,278,536
	100.0%	$260,949,004

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 22.9%
9,246,937	Galaxy Resources Ltd. * † #	$4,496,765
1,638,001	Iluka Resources Ltd. #	6,892,293
36,522,343	Jupiter Mines Ltd. #	4,975,220
3,943,566	Orocobre Ltd. * † #	4,989,159
44,622,873	Pilbara Minerals Ltd. * † #	4,553,390
		25,906,827
Canada: 2.9%
6,617,889	Largo Resources Ltd. * †	3,254,661
China / Hong Kong: 38.9%
17,618,480	China Molybdenum Co. Ltd. #	8,483,372
6,785,024	China Northern Rare Earth Group High-Tech Co. Ltd. #	8,525,896
6,879,970	Jinduicheng Molybdenum Co. Ltd. #	5,813,141
6,816,561	Shenghe Resources Holding Co. Ltd. #	6,599,191
4,455,700	Xiamen Tungsten Co. Ltd. #	7,043,943
1,853,501	Zhejiang Huayou Cobalt Co. Ltd. #	7,590,461
		44,056,004
France: 5.4%
194,815	Eramet SA † #	6,066,670
Japan: 8.7%
501,092	OSAKA Titanium Technologies Co. † #	4,310,320
933,147	Toho Titanium Co. Ltd. † #	5,541,769
		9,852,089
Malaysia: 4.7%
6,112,719	Lynas Corp. Ltd. (AUD) * † #	5,334,452
Netherlands: 4.1%
321,433	AMG Advanced Metallurgical † #	4,619,553
South Africa: 4.4%
301,617	Assore Ltd. †	5,025,993
United Kingdom: 4.4%
994,689	Tronox Holdings Plc (USD)	4,953,551
United States: 3.6%
777,644	Livent Corp. * †	4,082,631
Total Common Stocks (Cost: $184,654,862)		113,152,431
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.2% (Cost: $5,852,552)
Money Market Fund: 5.2%
5,852,552	State Street Navigator Securities Lending Government Money Market Portfolio	5,852,552
Total Investments: 105.2% (Cost: $190,507,414)		119,004,983
Liabilities in excess of other assets: (5.2)%		(5,898,167)
NET ASSETS: 100.0%		$113,106,816

Definitions:
AUD	Australian Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $27,139,739.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $95,835,595 which represents 84.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	29.3%	$33,171,497
Materials	70.7	79,980,934
	100.0%	$113,152,431

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.3%
Banks: 8.1%
5,530,097	Sberbank of Russia PJSC (ADR) #	$52,092,535
15,612,003	VTB Bank PJSC Reg S (GDR) #	12,556,828
		64,649,363
Diversified Financials: 2.1%
13,482,031	Moscow Exchange MICEX-RTS PJSC #	16,640,099
Energy: 36.1%
14,152,423	Gazprom PJSC (ADR) # †	64,177,530
993,511	Lukoil PJSC (ADR) #	58,549,292
404,925	Novatek PJSC Reg S (GDR) †	45,915,682
10,360,455	Rosneft Oil Co. PJSC Reg S (GDR) #	41,702,448
8,857,625	Surgutneftegas PJSC (ADR) # †	36,699,098
946,317	Tatneft PJSC (ADR)	39,484,558
		286,528,608
Food & Staples Retailing: 7.6%
3,426,119	Magnit OJSC Reg S (GDR) #	30,224,071
1,117,699	X5 Retail Group NV Reg S (GDR) #	29,864,898
		60,088,969
Materials: 26.0%
25,136,442	Alrosa PJSC #	20,339,670
5,246,826	Evraz Plc (GBP) #	14,985,831
1,945,107	MMC Norilsk Nickel PJSC (ADR)	48,180,942
962,577	Novolipetsk Steel PJSC Reg S (GDR) #	14,963,244
1,209,072	PhosAgro PJSC Reg S (GDR)	12,350,401
2,123,904	Polymetal International Plc (GBP) #	36,288,527
565,985	Polyus PJSC Reg S (GDR)	38,409,453
1,934,102	Severstal PJSC Reg S (GDR) #	21,190,368
		206,708,436
Media & Entertainment: 6.7%
1,046,883	Mail.ru Group Ltd. Reg S (GDR) *	16,826,894
1,069,250	Yandex NV (USD) *	36,407,962
		53,234,856
Telecommunication Services: 6.9%
4,413,220	Mobile TeleSystems PJSC (ADR) †	33,540,472
1,766,260	Rostelecom PJSC (ADR) #	9,692,269
7,729,799	VEON Ltd. (ADR) †	11,671,996
		54,904,737
Utilities: 2.8%
356,319,410	Inter Rao Ues PJSC #	22,032,553
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	46,392
		22,078,945
Total Common Stocks (Cost: $1,130,412,526)		764,834,013
PREFERRED STOCK: 3.7% (Cost: $42,673,411)
Energy: 3.7%
15,594	AK Transneft OAO, 7.29% #	29,136,956
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,173,085,937)		793,970,969
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $310,477)
Money Market Fund: 0.0%
310,477	State Street Navigator Securities Lending Government Money Market Portfolio	310,477
Total Investments: 100.0% (Cost: $1,173,396,414)		794,281,446
Liabilities in excess of other assets: (0.0)%		(249,495)
NET ASSETS: 100.0%		$794,031,951

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,716,810.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $511,182,609 which represents 64.4% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	13.6%	$108,139,593
Consumer Staples	7.6	60,088,969
Energy	39.8	315,665,564
Financials	10.2	81,289,462
Materials	26.0	206,708,436
Utilities	2.8	22,078,945
	100.0%	$793,970,969

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Banks: 9.0%
30,503,200	Credit Bank of Moscow PJSC #	$2,138,317
Capital Goods: 0.9%
72,855	United Wagon Co. PJSC * #	210,022
Commercial & Professional Services: 4.4%
64,854	HeadHunter Group Plc (ADR) †	1,035,718
Diversified Financials: 7.4%
161,946	Safmar Financial Investment #	975,918
145,073	Vostok New Ventures Ltd. (SDR) *	771,602
		1,747,520
Energy: 2.7%
1,218,237	TMK PJSC #	639,017
Food & Staples Retailing: 3.2%
402,745	Lenta Ltd. Reg S (GDR) * #	767,257
Materials: 14.9%
471,601	Highland Gold Mining Ltd. (GBP) #	1,136,133
785,363	Mechel PJSC * #	595,267
5,100,886	Petropavlovsk Plc (GBP) * † #	1,320,868
386,994	Raspadskaya OJSC #	475,932
		3,528,200
Media & Entertainment: 2.1%
2,084,201	ITE Group Plc (GBP)	509,108
Real Estate: 9.5%
741,982	Etalon Group Plc Reg S (GDR)	957,125
176,684	LSR Group PJSC (GDR) #	1,308,880
		2,266,005
Retailing: 6.6%
987,590	Detsky Mir PJSC Reg S 144A #	1,139,780
84,443	M.Video PJSC #	416,547
		1,556,327
Software & Services: 3.9%
86,737	QIWI Plc (ADR) †	928,953
Telecommunication Services: 8.7%
629,062	Sistema PJSFC Reg S (GDR)	2,061,239
Transportation: 11.3%
1,838,689	Aeroflot PJSC #	1,578,776
208,596	Globaltrans Investment Plc Reg S (GDR)	1,094,860
		2,673,636
Utilities: 13.6%
31,247,800	Mosenergo PJSC #	726,850
117,205,600	OGK-2 PJSC #	856,667
2,878,400,000	TGC-1 PJSC #	356,679
39,488,000	Unipro PJSC #	1,289,058
		3,229,254
Total Common Stocks (Cost: $36,168,047)		23,290,573
PREFERRED STOCK: 1.7% (Cost: $525,338)
Utilities: 1.7%
261,475	Lenenergo PJSC, 9.28%	401,413
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $36,693,385)		23,691,986
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.5% (Cost: $2,490,285)
Money Market Fund: 10.5%
2,490,285	State Street Navigator Securities Lending Government Money Market Portfolio	2,490,285
Total Investments: 110.4% (Cost: $39,183,670)		26,182,271
Liabilities in excess of other assets: (10.4)%		(2,474,463)
NET ASSETS: 100.0%		$23,707,808

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,705,142.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,931,968 which represents 67.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,139,780, or 4.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.9%	$2,570,347
Consumer Discretionary	6.6	1,556,327
Consumer Staples	3.2	767,257
Energy	2.7	639,017
Financials	16.4	3,885,837
Industrials	16.5	3,919,376
Information Technology	3.9	928,953
Materials	14.9	3,528,200
Real Estate	9.6	2,266,005
Utilities	15.3	3,630,667
	100.0%	$23,691,986

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Brazil: 19.9%
1,149,618	Cia Siderurgica Nacional SA (ADR)) †	$1,506,000
781,232	Gerdau SA (ADR) †	1,492,153
533,108	Vale SA (ADR)	4,419,465
		7,417,618
India: 5.0%
518,370	Vedanta Ltd. (ADR)	1,845,397
Luxembourg: 19.2%
203,458	ArcelorMittal SA (USD) †	1,898,263
164,593	Tenaris SA (ADR)	1,983,346
273,696	Ternium SA (ADR)	3,256,982
		7,138,591
South Korea: 4.2%
47,675	POSCO (ADR) †	1,556,589
United Kingdom: 12.7%
103,734	Rio Tinto Plc (ADR)	4,726,121
United States: 39.2%
90,815	Allegheny Technologies, Inc. *	771,928
34,191	Carpenter Technology Corp.	666,725
194,533	Cleveland-Cliffs, Inc. †	768,405
123,066	Commercial Metals Co.	1,943,212
23,907	Gibraltar Industries, Inc. *	1,026,088
53,531	Nucor Corp.	1,928,187
7,920	Olympic Steel, Inc.	81,972
18,611	Reliance Steel & Aluminum Co.	1,630,138
27,214	Ryerson Holding Corp. *	144,778
19,205	Schnitzer Steel Industries, Inc.	250,433
91,228	Steel Dynamics, Inc.	2,056,279
60,693	SunCoke Energy, Inc.	233,668
32,268	TimkenSteel Corp. *	104,226
122,479	United States Steel Corp.	772,842
38,386	Warrior Met Coal, Inc.	407,659
68,943	Worthington Industries, Inc.	1,809,754
		14,596,294
Total Common Stocks (Cost: $68,457,843)		37,280,610
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0% (Cost: $2,212,508)
Money Market Fund: 6.0%
2,212,508	State Street Navigator Securities Lending Government Money Market Portfolio	2,212,508
Total Investments: 106.2% (Cost: $70,670,351)		39,493,118
Liabilities in excess of other assets: (6.2)%		(2,289,518)
NET ASSETS: 100.0%		$37,203,600

Definitions:
ADR	American Depository Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,400,466.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.3%	$1,983,346
Industrials	2.8	1,026,088
Materials	91.9	34,271,176
	100.0%	$37,280,610

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Canada: 13.4%
36,959	ARC Resources Ltd. †	$105,163
97,699	Cenovus Energy, Inc. (USD) †	197,352
62,483	Crescent Point Energy Corp. (USD) †	48,043
27,549	Enerplus Corp. (USD)	40,773
37,462	Husky Energy, Inc. †	93,171
17,953	PrairieSky Royalty Ltd. †	93,716
26,613	Seven Generations Energy Ltd. * †	28,981
25,588	Tourmaline Oil Corp.	155,324
38,676	Whitecap Resources, Inc.	31,792
		794,315
United States: 86.4%
24,575	Antero Resources Corp. *	17,520
21,563	Apache Corp.	90,133
22,296	Cabot Oil & Gas Corp.	383,268
7,867	Cimarex Energy Co.	132,402
8,811	CNX Resources Corp. *	46,875
7,093	Concho Resources, Inc.	303,935
16,146	ConocoPhillips	497,297
10,617	Continental Resources, Inc. †	81,114
31,872	Devon Energy Corp.	220,235
10,619	Diamondback Energy, Inc.	278,218
13,528	EOG Resources, Inc.	485,926
22,533	EQT Corp. †	159,308
10,746	Hess Corp.	357,842
58,336	Marathon Oil Corp.	191,925
9,993	Matador Resources Co. *	24,783
8,183	Murphy Oil Corp. †	50,162
6,022	National Fuel Gas Co.	224,560
33,143	Noble Energy, Inc.	200,184
36,198	Occidental Petroleum Corp.	419,173
22,918	Ovintiv, Inc. †	61,879
32,366	Parsley Energy, Inc.	185,457
7,463	PDC Energy, Inc. *	46,345
6,549	Pioneer Natural Resources Co.	459,412
17,405	Range Resources Corp. †	39,683
6,878	SM Energy Co.	8,391
58,066	WPX Energy, Inc. *	177,101
		5,143,128
Total Common Stocks (Cost: $26,840,338)		5,937,443
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0% (Cost: $238,484)
Money Market Fund: 4.0%
238,484	State Street Navigator Securities Lending Government Money Market Portfolio	238,484
Total Investments: 103.8% (Cost: $27,078,822)		6,175,927
Liabilities in excess of other assets: (3.8)%		(225,680)
NET ASSETS: 100.0%		$5,950,247

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $821,392.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	3.8%	$224,560
Integrated Oil & Gas	11.9	709,696
Oil & Gas Exploration & Production	84.3	5,003,187
	100.0%	$5,937,443

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 5.4%
98,962	Cameco Corp. (USD)	$756,070
91,032	NexGen Energy Ltd. * †	69,073
25,570	Uranium Participation Corp. *	70,062
		895,205
China / Hong Kong: 2.9%
2,108,000	CGN Power Co. Ltd. Reg S 144A #	480,355
Czech Republic: 4.2%
42,930	CEZ AS #	697,202
Finland: 4.5%
50,949	Fortum Oyj #	737,361
France: 3.2%
67,405	Electricite de France SA #	524,374
Japan: 18.5%
48,800	Hokuriku Electric Power Co. #	340,066
94,600	Kansai Electric Power Co., Inc. #	1,048,789
108,700	Kyushu Electric Power Co., Inc. #	868,329
227,000	Tokyo Electric Power Co., Inc. * #	786,528
		3,043,712
Korea: 0.6%
4,070	KEPCO Plant Service & Engineering Co. Ltd. #	96,695
South Korea: 4.4%
95,531	Korea Electric Power Corp. (ADR) * †	721,259
Spain: 4.6%
36,051	Endesa SA #	758,945
United States: 51.8%
8,852	BWX Technologies, Inc.	431,181
18,392	Dominion Energy, Inc.	1,327,718
15,967	Duke Energy Corp.	1,291,411
6,937	El Paso Electric Co.	471,439
29,635	Energy Fuels, Inc. * †	34,969
9,757	Entergy Corp.	916,865
31,916	Exelon Corp.	1,174,828
67,839	PG&E Corp. * †	609,873
9,121	Pinnacle West Capital Corp.	691,281
13,136	PNM Resources, Inc.	499,168
24,201	Public Service Enterprise Group, Inc.	1,086,867
		8,535,600
Total Common Stocks (Cost: $19,887,435)		16,490,708
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0% (Cost: $325,786)
Money Market Fund: 2.0%
325,786	State Street Navigator Securities Lending Government Money Market Portfolio	325,786
Total Investments: 102.1% (Cost: $20,213,221)		16,816,494
Liabilities in excess of other assets: (2.1)%		(353,434)
NET ASSETS: 100.0%		$16,463,060

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $588,852.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,338,644 which represents 38.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $480,355, or 2.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.2%	$860,112
Financials	0.4	70,062
Industrials	3.2	527,876
Utilities	91.2	15,032,658
	100.0%	$16,490,708

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.5%
Banks: 6.2%
6,312,392	Bank for Foreign Trade of Vietnam JSC #	$16,362,168
Capital Goods: 6.1%
3,633,491	FLC Faros Construction JSC * #	496,555
7,821,770	Hoang Huy Investment Financial Services JSC #	5,424,651
31,127,700	JAKS Resources Bhd * #	5,468,640
8,548,055	Vietnam Electrical Equipment * #	4,946,686
		16,336,532
Consumer Durables & Apparel: 5.7%
1,316,160	Eclat Textile Co. Ltd. #	10,419,207
659,319	Hansae Co. Ltd. † #	4,850,386
		15,269,593
Diversified Financials: 2.2%
12,274,891	Saigon Securities, Inc. #	5,928,380
Energy: 0.8%
13,710,724	Soco International Plc † #	2,045,735
Food, Beverage & Tobacco: 15.2%
6,630,740	Masan Group Corp. * #	13,702,592
13,261,711	Thanh Thanh Cong Tay Ninh JSC #	7,117,170
5,154,496	Vietnam Dairy Products JSC #	19,685,985
		40,505,747
Health Care Equipment & Services: 6.8%
737,300	MANI, Inc. #	18,010,962
Insurance: 2.0%
3,424,086	Bao Viet Holdings #	5,264,371
Materials: 3.8%
14,200,419	Hoa Phat Group JSC * #	10,007,236
Real Estate: 26.7%
8,460,196	No Va Land Investment Group Corp. * #	18,566,956
15,847,972	Vincom Retail JSC #	12,618,765
6,171,672	Vingroup JSC * #	21,664,554
7,825,262	Vinhomes JSC Reg S 144A #	18,018,677
		70,868,952
Technology Hardware & Equipment: 17.7%
941,428	BH Co. Ltd. * † #	11,919,233
532,301	Mcnex Co. Ltd. #	11,263,105
633,631	Seojin System Co. Ltd. #	13,214,358
3,436,557	Synopex, Inc. * #	5,855,905
612,532	UTI, Inc. † #	4,872,472
		47,125,073
Transportation: 4.6%
2,968,900	Vietjet Aviation JSC #	12,164,214
Utilities: 2.7%
24,111,490	PetroVietnam Power Corp. * #	7,087,890
Total Common Stocks (Cost: $331,513,056)		266,976,853
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $26,748)
Money Market Fund: 0.0%
26,748	State Street Navigator Securities Lending Government Money Market Portfolio	26,748
Total Investments: 100.5% (Cost: $331,539,804)		267,003,601
Liabilities in excess of other assets: (0.5)%		(1,295,523)
NET ASSETS: 100.0%		$265,708,078

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $749,779.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $266,976,853 which represents 100.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $18,018,677, or 6.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	5.7%	$15,269,593
Consumer Staples	15.2	40,505,747
Energy	0.8	2,045,735
Financials	10.3	27,554,919
Health Care	6.7	18,010,962
Industrials	10.7	28,500,746
Information Technology	17.7	47,125,073
Materials	3.7	10,007,236
Real Estate	26.5	70,868,952
Utilities	2.7	7,087,890
	100.0%	$266,976,853